                                                                   ANNUAL REPORT
--------------------------------------------------------------------------------


                           TIAA SEPARATE ACCOUNT VA-1

                              STOCK INDEX ACCOUNT


                          AUDITED FINANCIAL STATEMENTS

                                   INCLUDING

                            STATEMENT OF INVESTMENTS

                               DECEMBER 31, 1997



       As required by the Investment Company Act of 1940, TIAA Separate Account VA-1 provides its contractowners with this year-end report of its financial condition and portfolio holdings. A semi-annual report for TIAA Separate Account VA-1 is also provided each year toward the end of August.

                                                                     [TIAA LOGO]

                           TIAA SEPARATE ACCOUNT VA-1

                              STOCK INDEX ACCOUNT
                     INDEX TO AUDITED FINANCIAL STATEMENTS
                               DECEMBER 31, 1997

--------------------------------------------------------------------------------

                                                                                 PAGE
                                                                                 -----
Report of Management Responsibility..........................................        2
Report of Independent Auditors...............................................        3
Audited Financial Statements:
   Statement of Assets and Liabilities.......................................        4
   Statement of Operations...................................................        5
   Statements of Changes in Net Assets.......................................        6
   Notes to Financial Statements.............................................        7
   Statement of Investments..................................................        9

                                                                     [TIAA LOGO]

[TIAA LOGO]

--------------------------------------------------------------------------------
                      REPORT OF MANAGEMENT RESPONSIBILITY

To the Contractowners of
  TIAA Separate Account VA-1:

The accompanying financial statements of the Stock Index Account ("Account") of TIAA Separate Account VA-1 ("VA-1") are the responsibility of management. They have been prepared in accordance with generally accepted accounting principles and have been presented fairly and objectively in accordance with such principles.

Teachers Insurance and Annuity Association of America ("TIAA") has established and maintains a strong system of internal controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are property executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, TIAA's internal audit personnel provide a continuing review of the internal controls and operations of TIAA, including its separate account operations. The internal Auditor regularly reports to the Audit Committee of the TIAA Board of Trustees and to the Management Committee of VA-1.

The accompanying financial statements for 1997 have been audited by the independent auditing firm of Ernst & Young LLP. The independent auditors' report, which appears on the following page, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the TIAA Board of Trustees, consisting of trustees who are not officers of TIAA, and the Management Committee of VA-1, the majority of which are not officers of TIAA, meet regularly with management, representatives of Ernst & Young LLP and internal auditing personnel to review matters relating to financial reporting, internal controls and auditing.

                                                             [SIG]
                                              ----------------------------------
                                                         Chairman of
                                              Management Committee and President

                                                             [SIG]
                                              ----------------------------------
                                                 Principal Accounting Officer
                                                 and Executive Vice President

                        [ERNST & YOUNG LLP LETTERHEAD]

                         REPORT OF INDEPENDENT AUDITORS

To the Contractowners and Management Committee of
  TIAA Separate Account VA-1:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of the Stock Index Account of TIAA Separate Account VA-1 ("VA-1") as of December 31, 1997, and the related statements of operations and changes in net assets for the year then ended. These financial statements are the responsibility of VA-1's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statement of changes in net assets for the year ended December 31, 1996 and the condensed financial information for the year then ended and periods prior thereto were audited by other auditors whose report dated February 6, 1997 expressed an unqualified opinion on the statement and condensed financial information.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Stock Index Account of VA-1 at December 31, 1997, the results of its operations and the changes in its net assets for the year then ended, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

February 6, 1998

       Ernst & Young LLP is a member of Ernst & Young International, Ltd.

                           TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997
          (amounts in thousands, except per accumulation unit amounts)

ASSETS
  Investments, at cost.........................................................     $399,428
  Net unrealized appreciation of investments...................................      144,871
                                                                                    --------
  Investments, at value........................................................      544,299
  Cash.........................................................................          140
  Dividends and interest receivable............................................          736
  Receivable from securities transactions......................................           14
                                                                                    --------
                                                                   TOTAL ASSETS      545,189
                                                                                    --------
LIABILITIES
  Payable for securities transactions..........................................        1,112
  Amounts due to General Account...............................................          346
                                                                                    --------
                                                              TOTAL LIABILITIES        1,458
                                                                                    --------

NET ASSETS--Accumulation Fund..................................................     $543,731
                                                                                    ========

THOUSANDS OF ACCUMULATION UNITS OUTSTANDING--Notes 5 and 6.....................        9,901
                                                                                       =====

NET ASSET VALUE, PER ACCUMULATION UNIT--Note 5.................................       $54.92
                                                                                      ======

                       See notes to financial statements.

                           TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1997
                             (amounts in thousands)

INVESTMENT INCOME
  Income:
     Interest................................................................        $    133
     Dividends...............................................................           7,116
                                                                                     --------
                                                                 TOTAL INCOME           7,249
                                                                                     --------
  Expenses--Note 3:
     Investment advisory charges.............................................           1,259
     Administrative expenses.................................................             840
     Mortality and expense risk charges......................................             420
                                                                                     --------
                                                       EXPENSES BEFORE WAIVER           2,519

     Investment advisory charges waived--Note 3..............................            (965)
                                                                                     --------
                                                                 NET EXPENSES           1,554
                                                                                     --------
                                                       INVESTMENT INCOME--NET           5,695
                                                                                     --------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS--Note 4
     Net realized gain on investments........................................           7,108
     Net change in unrealized appreciation on investments....................          96,189
                                                                                     --------
                              NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS         103,297
                                                                                     --------
                         NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $108,992
                                                                                     ========

                       See notes to financial statements.

                           TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (amounts in thousands)

                                                                        YEARS ENDED DECEMBER 31,
                                                                       -------------------------
                                                                          1997            1996
                                                                       --------         --------
FROM OPERATIONS
  Investment income--net.....................................          $  5,695       $  3,283
  Net realized gain on investments...........................             7,108          2,456
  Net change in unrealized appreciation on investments.......            96,189         32,294
                                                                       --------       --------
                                   NET INCREASE IN NET ASSETS
                                    RESULTING FROM OPERATIONS           108,992         38,033
                                                                       --------       --------
FROM CONTRACTOWNER TRANSACTIONS
  Premiums...................................................           154,463        144,253
  Net contractowner transfers from fixed account.............             9,216         17,326
  TIAA seed money withdrawn..................................                --            (93)
  Withdrawals................................................           (10,917)        (5,711)
  Death benefits.............................................            (1,068)          (391)
                                                                       --------       --------
                         NET INCREASE IN NET ASSETS RESULTING
                              FROM CONTRACTOWNER TRANSACTIONS           151,694        155,384
                                                                       --------       --------
                                   NET INCREASE IN NET ASSETS           260,686        193,417
NET ASSETS
  Beginning of year..........................................           283,045         89,628
                                                                       --------       --------
  End of year................................................          $543,731       $283,045
                                                                       ========       ========

                       See notes to financial statements.

                           TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

TIAA Separate Account VA-1 ("VA-1") is a segregated investment account of Teachers Insurance and Annuity Association of America ("TIAA") and was organized on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding variable annuity contracts. VA-1 was registered with the Securities and Exchange Commission ("Commission") effective November 1, 1994 as an open-end, diversified management investment company under the Investment Company Act of 1940. Currently, VA-1 consists of a single investment portfolio, the Stock Index Account ("Account"), which invests in a diversified portfolio of equity securities selected to track the overall United States stock market.

The Account was established on October 3, 1994 with a $25,000,000 seed money investment by TIAA. TIAA purchased 1,000,000 Accumulation Units of the Account and such Units shared in the pro rata investment experience of the Account and were subject to the same valuation procedures and expense deductions as all other Accumulation Units in the Account. On November 14, 1994, VA-1 began to offer Accumulation Units of the Account to participants other than TIAA. On October 2, 1995, TIAA began to withdraw its Accumulation Units from the Account at prevailing daily net asset values. By early 1996, all of TIAA's Accumulation Units had been withdrawn.

Teachers Advisors, Inc. ("Advisors"), an indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement between TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed primarily by Teachers Personal Investors Services, Inc. ("TPIS"), also an indirect subsidiary of TIAA, which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies followed by the Account, which are in conformity with generally accepted accounting principles.

VALUATION OF INVESTMENTS: Securities listed or traded on any United States national securities exchange are valued at the last sales price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sales price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices. Short-term money market instruments are stated at market value. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of and in accordance with the responsibilities of the Management Committee of VA-1.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date. Realized gains and losses on security transactions are accounted for on the average cost basis.

FEDERAL INCOME TAXES: Based on provisions of the Internal Revenue Code, no federal taxes are attributable to the net investment experience of the Account.

NOTE 3--MANAGEMENT AGREEMENTS

Daily charges are deducted from the net assets of the Account for services required to manage investments, administer the separate account and the contracts, and to cover certain insurance risks borne by TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the net assets of the Account. Currently, Advisors has agreed to waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.07% of the net assets of the Account. The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts equivalent to an annual rate of 0.10% of the net assets of the Account.

                           TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

NOTE 4--INVESTMENTS

At December 31, 1997, the net unrealized appreciation on investments was $144,871,385, consisting of gross unrealized appreciation of $155,367,267 and gross unrealized depreciation of $10,495,882.

Purchases and sales of securities, other than short-term money market instruments, for the year ended December 31, 1997, were $166,548,014 and $9,939,008, respectively.

NOTE 5--CONDENSED FINANCIAL INFORMATION

Selected condensed financial information for an Accumulation Unit of the Account is presented below.

                                                                                    OCTOBER 3, 1994
                                               YEARS ENDED DECEMBER 31,            (DATE ESTABLISHED)
                                           ---------------------------------               TO
                                            1997         1996         1995        DECEMBER 31, 1994(1)
                                           -------      -------      -------      --------------------
Per Accumulation Unit Data:
  Investment Income.....................   $  .847      $  .807      $  .745            $   .206
  Expenses..............................      .182         .150         .170                .034
                                           -------      -------      -------             -------
  Investment income--net................      .665         .657         .575                .172
  Net realized and unrealized gain on
     investments........................    12.429        6.755        8.565                .099
                                           -------      -------      -------             -------
  Net increase in Accumulation Unit
     Value..............................    13.094        7.412        9.140                .271
  Accumulation Unit Value:
     Beginning of period................    41.823       34.411       25.271              25.000
                                           -------      -------      -------             -------
     End of period......................   $54.917      $41.823      $34.411            $ 25.271
                                           =======      =======      =======             =======
Total return............................    31.31%       21.54%       36.17%               1.08%
Ratios to Average Net Assets:
  Expenses (2)..........................     0.37%        0.40%        0.55%               0.13%
  Investment income--net................     1.36%        1.74%        1.87%               0.68%
Portfolio turnover rate.................     2.39%        4.55%        0.98%               0.04%
Thousands of Accumulation Units
  outstanding at end of period..........     9,901        6,768        2,605               1,171

(1) The percentages shown for this period are not annualized.

(2) Advisors has agreed to waive a portion of its investment advisory fee. Without this waiver, the Account's expense ratio for the periods listed would have been higher (see Note 3 of the notes to financial statements).

NOTE 6--ACCUMULATION UNITS

Changes in the number of Accumulation Units outstanding were as follows:

                                                                        YEARS ENDED DECEMBER 31,
                                                                        ------------------------
                                                                          1997           1996
                                                                        ---------      ---------
Accumulation Units:
  Credited for premiums.........................................        3,195,114      3,851,585
  Credited (cancelled) for transfers and disbursements..........          (61,762)       311,506
  Outstanding:
     Beginning of year..........................................        6,767,696      2,604,605
                                                                        ---------      ---------
     End of year................................................        9,901,048      6,767,696
                                                                        =========      =========

                           TIAA SEPARATE ACCOUNT VA-1
                 STATEMENT OF INVESTMENTS--STOCK INDEX ACCOUNT
                               DECEMBER 31, 1997
                              SUMMARY BY INDUSTRY
                                     (000)

                                          VALUE            %
                                         --------        ------
PREFERRED STOCK
 LIFE INSURANCE.....................     $     28          0.01%
 MEDICAL INSTRUMENTS AND SUPPLIES...            0          0.00
                                         --------          ----
TOTAL PREFERRED STOCK
  (Cost $25)........................           28          0.01
                                         --------          ----
COMMON STOCK
 ADVERTISING........................        1,126          0.21
 AGRICULTURAL CHEMICALS.............          536          0.10
 AIR TRANSPORTATION, SCHEDULED......        3,257          0.60
 AIRCRAFT AND PARTS.................        6,317          1.16
 AIRPORTS, FLYING FIELDS, AND
   SERVICES.........................           11          0.00
 APPAREL, PIECE GOODS, AND NOTIONS..          421          0.08
 AUTO AND HOME SUPPLY STORES........           84          0.02
 AUTOMOBILE PARKING.................           61          0.01
 AUTOMOTIVE RENTALS, NO DRIVERS.....          443          0.08
 AUTOMOTIVE SERVICES, EXCEPT
   REPAIR...........................           73          0.01
 BAKERY PRODUCTS....................          332          0.06
 BEAUTY SHOPS.......................           33          0.01
 BEVERAGES..........................       14,831          2.73
 BITUMINOUS COAL AND LIGNITE
   MINING...........................           26          0.00
 BLANKBOOKS AND BOOKBINDING.........          183          0.03
 BLAST FURNACE AND BASIC STEEL
   PRODUCTS.........................        1,940          0.36
 BOAT DEALERS.......................           20          0.00
 BOOKS..............................          621          0.11
 BROADWOVEN FABRIC MILLS, COTTON....          192          0.04
 BROADWOVEN FABRIC MILLS,
   MANMADE..........................          109          0.02
 BUSINESS CREDIT INSTITUTIONS.......          538          0.10
 CABLE AND OTHER PAY TV SERVICES....        2,330          0.43
 CARPENTRY AND FLOOR WORK...........           51          0.01
 CARPETS AND RUGS...................           78          0.01
 CASH GRAINS........................          174          0.03
 CEMENT, HYDRAULIC..................          214          0.04
 CHEMICAL AND FERTILIZER MINERALS...           35          0.01
 CHEWING AND SMOKING TOBACCO........          336          0.06
 CHILDREN'S AND INFANTS' WEAR
   STORES...........................           55          0.01
 CIGARETTES.........................        6,643          1.22
 CIGARS.............................           34          0.01
 COMBINATION UTILITY SERVICES.......        6,634          1.22
 COMMERCIAL BANKS...................       49,066          9.02
 COMMERCIAL PRINTING................          398          0.07
 COMMUNICATIONS EQUIPMENT...........        6,260          1.15
 COMMUNICATIONS SERVICES, NEC.......          240          0.04
 COMPUTER AND DATA PROCESSING
   SERVICES.........................       20,829          3.83
 COMPUTER AND OFFICE EQUIPMENT......       23,791          4.38
 CONCRETE, GYPSUM, AND PLASTER
   PRODUCTS.........................          197          0.04
 CONSTRUCTION AND RELATED
   MACHINERY........................        2,593          0.48
 COPPER ORES........................           88          0.02
 CREDIT REPORTING AND COLLECTION....          864          0.16
 CRUSHED AND BROKEN STONE...........          317          0.06
 CUTLERY, HANDTOOLS, AND
   HARDWARE.........................        3,815          0.70
 DAIRY PRODUCTS.....................          182          0.03
 DEEP SEA FOREIGN TRANSPORTATION OF
   FREIGHT..........................          205          0.04
 DEPARTMENT STORES..................        7,452          1.37
 DRUG STORES AND PROPRIETARY
   STORES...........................        2,191          0.40
 DRUGS..............................       39,522          7.27
 DRUGS, PROPRIETARIES, AND
   SUNDRIES.........................        2,169          0.40
 EATING AND DRINKING PLACES.........        3,436          0.63
 ELECTRIC DISTRIBUTION EQUIPMENT....        1,783          0.33
 ELECTRIC LIGHTING AND WIRING
   EQUIPMENT........................          242          0.04
 ELECTRIC SERVICES..................       13,205          2.43
 ELECTRICAL GOODS...................        1,127          0.21
 ELECTRICAL INDUSTRIAL APPARATUS....        2,364          0.43
 ELECTRICAL WORK....................           18          0.00
 ELECTRONIC COMPONENTS AND
   ACCESSORIES......................       13,443          2.47
 ENGINEERING AND ARCHITECTURAL
   SERVICES.........................           41          0.01
 ENGINES AND TURBINES...............          773          0.14
 FABRICATED RUBBER PRODUCTS, NEC....          318          0.06
 FABRICATED STRUCTURAL METAL
   PRODUCTS.........................          202          0.04
 FAMILY CLOTHING STORES.............        1,041          0.19
 FARM AND GARDEN MACHINERY..........        1,275          0.23
 FARM-PRODUCT RAW MATERIALS.........          183          0.03
 FEDERAL AND FEDERALLY-SPONSORED
   CREDIT AGENCIES..................        5,783          1.06
 FIRE, MARINE, AND CASUALTY
   INSURANCE........................        5,063          0.93
 FLAT GLASS.........................          594          0.11
 FOOTWEAR EXCEPT, RUBBER............          174          0.03
 FREIGHT TRANSPORTATION
   ARRANGEMENT......................          162          0.03
 FUNERAL SERVICE AND CREMATORIES....          742          0.14
 FURNITURE AND HOME FURNISHINGS
   STORES...........................          439          0.08
 GAS PRODUCTION AND DISTRIBUTION....        3,054          0.56
 GENERAL INDUSTRIAL MACHINERY.......        1,692          0.31
 GLASS AND GLASSWARE, PRESSED OR
   BLOWN............................        1,110          0.20
 GOLD AND SILVER ORES...............          647          0.12
 GRAIN MILL PRODUCTS................        4,013          0.74
 GREETING CARDS.....................          157          0.03
 GROCERIES AND RELATED PRODUCTS.....        1,311          0.24
 GROCERY STORES.....................        3,116          0.57

                       See notes to financial statements.

                           TIAA SEPARATE ACCOUNT VA-1
                 STATEMENT OF INVESTMENTS--STOCK INDEX ACCOUNT
                               DECEMBER 31, 1997
                        SUMMARY BY INDUSTRY (CONTINUED)
                                     (000)

                                          VALUE            %
                                         --------         ----
 GUIDED MISSILES, SPACE VEHICLES AND
   PARTS............................     $  1,467          0.27%
 HARDWARE, PLUMBING AND HEATING
   EQUIPMENT........................           69          0.01
 HEALTH AND ALLIED SERVICES, NEC....        1,755          0.32
 HEAVY CONSTRUCTION, EXCEPT
   HIGHWAY..........................          257          0.05
 HOLDING OFFICES....................        1,221          0.22
 HOME HEALTH CARE SERVICES..........           74          0.01
 HORTICULTURAL SPECIALTIES..........          440          0.08
 HOSPITALS..........................        2,357          0.43
 HOTELS AND MOTELS..................        3,838          0.71
 HOUSEHOLD APPLIANCE STORES.........          164          0.03
 HOUSEHOLD APPLIANCES...............       14,968          2.75
 HOUSEHOLD AUDIO AND VIDEO
   EQUIPMENT........................            7          0.00
 HOUSEHOLD FURNITURE................          432          0.08
 INDUSTRIAL INORGANIC CHEMICALS.....        2,425          0.45
 INDUSTRIAL MACHINERY, NEC..........          121          0.02
 INDUSTRIAL ORGANIC CHEMICALS.......          633          0.12
 INSURANCE AGENTS, BROKERS, AND
   SERVICE..........................        1,564          0.29
 INSURANCE CARRIERS, NEC............          454          0.08
 IRON ORES..........................           60          0.01
 JEWELRY, SILVERWARE, AND PLATED
   WARE.............................          131          0.02
 KNITTING MILLS.....................          140          0.03
 LANDSCAPE AND HORTICULTURAL
   SERVICES.........................           41          0.01
 LAUNDRY, CLEANING, AND GARMENT
   SERVICES.........................          368          0.07
 LEAD AND ZINC ORES.................           25          0.00
 LEATHER TANNING AND FINISHING......           82          0.02
 LEGAL SERVICES.....................           65          0.01
 LIFE INSURANCE.....................       17,769          3.27
 LOGGING............................           59          0.01
 LUGGAGE............................           44          0.01
 LUMBER AND CONSTRUCTION
   MATERIALS........................          442          0.08
 LUMBER AND OTHER BUILDING
   MATERIALS........................        3,058          0.56
 MACHINERY, EQUIPMENT, AND
   SUPPLIES.........................           47          0.01
 MAILING, REPRODUCTION AND
   STENOGRAPHIC SERVICES............           93          0.02
 MANAGEMENT AND PUBLIC
   RELATIONS........................          531          0.10
 MANIFOLD BUSINESS FORMS............          135          0.02
 MEASURING AND CONTROLLING
   DEVICES..........................        2,576          0.47
 MEAT PRODUCTS......................        1,283          0.24
 MEDICAL AND DENTAL LABORATORIES....           50          0.01
 MEDICAL INSTRUMENTS AND
   SUPPLIES.........................       10,295          1.89
 MEDICAL SERVICE AND HEALTH
   INSURANCE........................        1,438          0.26
 MEN'S AND BOYS' CLOTHING STORES....           31          0.01
 MEN'S AND BOYS' FURNISHINGS........          617          0.11
 MEN'S AND BOYS' SUITS AND COATS....           75          0.01
 METAL CANS AND SHIPPING
   CONTAINERS.......................          429          0.08
 METAL FORGINGS AND STAMPINGS.......          685          0.13
 METALS AND MINERALS, EXCEPT
   PETROLEUM........................          104          0.02
 METALWORKING MACHINERY.............          400          0.07
 MISCELLANEOUS AMUSEMENT, RECREATION
   SERVICES.........................          493          0.09
 MISCELLANEOUS APPAREL AND ACCESSORY
   STORES...........................          344          0.06
 MISCELLANEOUS APPAREL AND
   ACCESSORIES......................           63          0.01
 MISCELLANEOUS BUSINESS SERVICES....        1,275          0.23
 MISCELLANEOUS CHEMICAL PRODUCTS....        1,179          0.22
 MISCELLANEOUS CONVERTED PAPER
   PRODUCTS.........................        2,785          0.51
 MISCELLANEOUS DURABLE GOODS........          648          0.12
 MISCELLANEOUS ELECTRICAL EQUIPMENT
   AND SUPPLIES.....................          214          0.04
 MISCELLANEOUS EQUIPMENT RENTAL AND
   LEASING..........................           65          0.01
 MISCELLANEOUS FABRICATED METAL
   PRODUCTS.........................          716          0.13
 MISCELLANEOUS FOOD AND KINDRED
   PRODUCTS.........................          192          0.04
 MISCELLANEOUS FOOD STORES..........          268          0.05
 MISCELLANEOUS GENERAL MERCHANDISE
   STORES...........................          272          0.05
 MISCELLANEOUS INVESTING............        6,860          1.26
 MISCELLANEOUS MANUFACTURES.........          524          0.10
 MISCELLANEOUS METAL ORES...........           30          0.01
 MISCELLANEOUS NONDURABLE GOODS.....          122          0.02
 MISCELLANEOUS NONMETALLIC MINERAL
   PRODUCTS.........................        2,060          0.38
 MISCELLANEOUS NONMETALLIC
   MINERALS.........................           26          0.00
 MISCELLANEOUS PERSONAL SERVICES....          282          0.05
 MISCELLANEOUS PETROLEUM AND COAL
   PRODUCTS.........................        2,175          0.40
 MISCELLANEOUS PLASTICS PRODUCTS,
   NEC..............................        4,142          0.76
 MISCELLANEOUS SHOPPING GOOD
   STORES...........................        1,268          0.23
 MISCELLANEOUS TRANSPORTATION
   EQUIPMENT........................          109          0.02
 MOBILE HOME DEALERS................           93          0.02
 MORTGAGE BANKERS AND BROKERS.......        2,741          0.50
 MOTION PICTURE PRODUCTION AND
   SERVICES.........................        4,743          0.87
 MOTION PICTURE THEATERS............          223          0.04

                       See notes to financial statements.

                           TIAA SEPARATE ACCOUNT VA-1
                 STATEMENT OF INVESTMENTS--STOCK INDEX ACCOUNT
                               DECEMBER 31, 1997
                        SUMMARY BY INDUSTRY (CONTINUED)
                                     (000)

                                          VALUE            %
                                         --------         ----
 MOTOR VEHICLES AND EQUIPMENT.......     $ 10,471          1.93%
 MOTOR VEHICLES, PARTS, AND
   SUPPLIES.........................          359          0.07
 MOTORCYCLES, BICYCLES, AND PARTS...          249          0.05
 NATURAL GAS LIQUIDS................          394          0.07
 NEW AND USED CAR DEALERS...........          261          0.05
 NEWSPAPERS.........................        3,317          0.61
 NONFERROUS FOUNDRIES (CASTINGS)....           99          0.02
 NONFERROUS ROLLING AND DRAWING.....          471          0.09
 NONSTORE RETAILERS.................        1,440          0.26
 NURSING AND PERSONAL CARE
   FACILITIES.......................          469          0.09
 OFFICE FURNITURE...................          480          0.09
 OFFICES AND CLINICS OF MEDICAL
   DOCTORS..........................          388          0.07
 OFFICES AND CLINICS OF DENTISTS....           33          0.01
 OFFICES OF OTHER HEALTH
   PRACTITIONERS....................           19          0.00
 OIL AND GAS EXTRACTION.............       20,438          3.76
 OIL AND GAS FIELD SERVICES.........        4,113          0.76
 OPERATIVE BUILDERS.................          348          0.06
 OPHTHALMIC GOODS...................          172          0.03
 ORDNANCE AND ACCESSORIES, NEC......          113          0.02
 PAINT, GLASS, AND WALLPAPER
   STORES...........................           31          0.01
 PAINTS AND ALLIED PRODUCTS.........          544          0.10
 PAPER AND PAPER PRODUCTS...........          862          0.16
 PAPER MILLS........................        1,341          0.25
 PAPERBOARD CONTAINERS AND BOXES....           95          0.02
 PAPERBOARD MILLS...................          939          0.17
 PASSENGER TRANSPORTATION
   ARRANGEMENT......................        2,622          0.48
 PENSION, HEALTH, AND WELFARE
   FUNDS............................           33          0.01
 PERIODICALS........................        2,077          0.38
 PERSONAL CREDIT INSTITUTIONS.......        1,407          0.26
 PERSONNEL SUPPLY SERVICES..........        1,329          0.24
 PETROLEUM AND PETROLEUM PRODUCTS...          988          0.18
 PETROLEUM REFINING.................        6,291          1.16
 PHOTOGRAPHIC EQUIPMENT AND
   SUPPLIES.........................        2,757          0.51
 PIPELINES, EXCEPT NATURAL GAS......          176          0.03
 PLASTICS MATERIALS AND
   SYNTHETICS.......................        4,848          0.89
 PLUMBING AND HEATING, EXCEPT
   ELECTRIC.........................          541          0.10
 POULTRY AND EGGS...................          197          0.04
 PRESERVED FRUITS AND VEGETABLES....        4,835          0.89
 PRIMARY NONFERROUS METALS..........        1,422          0.26
 PRODUCERS, ORCHESTRAS,
   ENTERTAINERS.....................           85          0.02
 PRODUCTS OF PURCHASED GLASS........          145          0.03
 PROFESSIONAL AND COMMERCIAL
   EQUIPMENT........................          506          0.09
 RADIO AND TELEVISION
   BROADCASTING.....................        2,003          0.37
 RADIO, TELEVISION, AND COMPUTER
   STORES...........................          764          0.14
 RAILROADS..........................        3,616          0.66
 REAL ESTATE OPERATORS AND
   LESSORS..........................          256          0.05
 REFRIGERATION AND SERVICE
   MACHINERY........................          668          0.12
 RENTAL OF RAILROAD CARS............          116          0.02
 RESEARCH AND TESTING SERVICES......          626          0.12
 RESIDENTIAL BUILDING
   CONSTRUCTION.....................          367          0.07
 RETAIL STORES, NEC.................          127          0.02
 SAND AND GRAVEL....................           95          0.02
 SANITARY SERVICES..................        2,301          0.42
 SAVINGS INSTITUTIONS...............        4,147          0.76
 SAWMILLS AND PLANING MILLS.........        1,211          0.22
 SCHOOLS AND EDUCATIONAL SERVICES,
   NEC..............................          104          0.02
 SCREW MACHINE PRODUCTS, BOLTS,
   ETC..............................          275          0.05
 SEARCH AND NAVIGATION EQUIPMENT....        1,269          0.23
 SECURITY AND COMMODITY SERVICES....        1,647          0.31
 SECURITY BROKERS AND DEALERS.......        5,272          0.97
 SHIP AND BOAT BUILDING AND
   REPAIRING........................          413          0.08
 SHOE STORES........................          203          0.04
 SOAP, CLEANERS, AND TOILET GOODS...        9,746          1.79
 SOCIAL SERVICES, NEC...............          157          0.03
 SPECIAL INDUSTRY MACHINERY.........        1,496          0.28
 STRUCTURAL CLAY PRODUCTS...........           48          0.01
 SUBDIVIDERS AND DEVELOPERS.........           96          0.02
 SUGAR AND CONFECTIONERY
   PRODUCTS.........................          899          0.17
 SURETY INSURANCE...................          841          0.15
 TELEPHONE COMMUNICATIONS...........       37,825          6.96
 TIRES AND INNER TUBES..............          970          0.18
 TITLE INSURANCE....................          153          0.03
 TOYS AND SPORTING GOODS............        1,029          0.19
 TRUCKING AND COURIER SERVICES,
   EXCEPT AIR.......................          586          0.11
 VARIETY STORES.....................        1,126          0.21
 VIDEO TAPE RENTAL..................           22          0.00
 VOCATIONAL SCHOOLS.................           96          0.02
 WATER SUPPLY.......................          188          0.03
 WATER TRANSPORTATION OF FREIGHT,
   NEC..............................           35          0.01
 WATER TRANSPORTATION SERVICES......          176          0.03
 WOMEN'S ACCESSORY AND SPECIALTY
   STORES...........................          420          0.08
 WOMEN'S AND MISSES' OUTERWEAR......          270          0.05
 WOMEN'S CLOTHING STORES............          178          0.03

                       See notes to financial statements.

                           TIAA SEPARATE ACCOUNT VA-1
                 STATEMENT OF INVESTMENTS--STOCK INDEX ACCOUNT
                               DECEMBER 31, 1997
                        SUMMARY BY INDUSTRY (CONTINUED)
                                     (000)

                                          VALUE            %
                                         --------         ----
 WOOD BUILDINGS AND MOBILE HOMES....     $     72          0.01%
 YARN AND THREAD MILLS..............          203          0.04
                                         --------          ----
TOTAL COMMON STOCK
  (Cost $397,604)...................      542,473         99.76
                                         --------          ----
SHORT TERM INVESTMENTS
 U.S. GOVERNMENT AND AGENCIES.......        1,798          0.33
                                         --------          ----
TOTAL SHORT TERM INVESTMENTS
  (Cost $1799)......................        1,798          0.33

TOTAL PORTFOLIO
  (Cost $399,428)...................     $544,299        100.10
                                         --------        ------
OTHER ASSETS AND LIABILITIES, NET...         (568)        (0.10)
                                         --------        ------
NET ASSETS..........................     $543,731        100.00%
                                         ========        ======

                       See notes to financial statements.

                           TIAA SEPARATE ACCOUNT VA-1
                 STATEMENT OF INVESTMENTS--STOCK INDEX ACCOUNT
                               DECEMBER 31, 1997

                                                         VALUE
   SHARES                                                (000)
 ----------                                             --------
                 PREFERRED STOCK--0.01%
                  LIFE INSURANCE--0.01%
        389        AETNA, INC 6.25% (CLASS C)........   $     28
                                                        --------

                  MEDICAL INSTRUMENTS AND
                   SUPPLIES--0.00%
      3,500        DEGREES FRESENIUS MEDICAL CARE
                    (CLASS D)........................          0
                                                        --------

                 TOTAL PREFERRED STOCK
                   (Cost $25)........................         28
                                                        --------

                 COMMON STOCK--99.76%
                  ADVERTISING--0.21%
      1,400        DEGREES CATALINA MARKETING CORP...         65
      7,350        INTERPUBLIC GROUP OF COS, INC.....        366
      1,000        DEGREES LAMAR ADVERTISING CO
                    (CLASS A)........................         40
      9,600        OMNICOM GROUP, INC................        407
      1,100        DEGREES OUTDOOR SYSTEMS, INC......         42
      1,100        DEGREES SNYDER COMMUNICATIONS,
                    INC..............................         40
      1,900        TRUE NORTH COMMUNICATIONS, INC....         47
      1,000        DEGREES UNIVERSAL OUTDOOR
                    HOLDINGS, INC....................         52
      1,800        DEGREES VALASSIS COMMUNICATIONS,
                    INC..............................         67
                                                        --------
                                                           1,126
                                                        --------
                  AGRICULTURAL CHEMICALS--0.10%
      1,700        DEGREES FMC CORP..................        114
        422        DEGREES FREEPORT-MCMORAN SULPHUR,
                    INC..............................          5
      7,080        IMC GLOBAL, INC...................        232
        666        DEGREES IMC GLOBAL, INC WTS
                    12/22/00.........................          3
      2,700        MISSISSIPPI CHEMICAL CORP.........         49
      1,900        DEGREES MYCOGEN CORP..............         36
      3,200        DEGREES SCOTTS CO (CLASS A).......         97
                                                        --------
                                                             536
                                                        --------
                  AIR TRANSPORTATION,
                   SCHEDULED--0.60%
      2,925        AIR EXPRESS INTERNATIONAL CORP....         89
      3,400        DEGREES AMERICA WEST HOLDINGS CORP
                    (CLASS B)........................         63
      5,200        DEGREES AMR CORP..................        668
      1,600        ASA HOLDINGS, INC.................         46
        700        DEGREES ATLAS AIR, INC............         17
      3,887        COMAIR HOLDINGS, INC..............         94
      3,000        DEGREES CONTINENTAL AIRLINES, INC
                    (CLASS B)........................        144
      4,200        DELTA AIRLINES, INC...............        500
      7,200        DEGREES FEDERAL EXPRESS CORP......        440
      4,600        DEGREES NORTHWEST AIRLINES CORP
                    (CLASS A)........................        220
      1,800        PITTSTON BURLINGTON GROUP CO......         47
     13,050        SOUTHWEST AIRLINES CO.............        321
      3,600        DEGREES UAL CORP..................        333
      4,400        DEGREES US AIRWAYS GROUP, INC.....        275
                                                        --------
                                                           3,257
                                                        --------
                  AIRCRAFT AND PARTS--1.16%
      2,500        DEGREES AIRTRAN HOLDINGS, INC.....         10
     30,300        ALLIED SIGNAL, INC................      1,180
      2,000        DEGREES BE AEROSPACE, INC.........         54
     60,954        BOEING CO.........................      2,983
        900        BREED TECHNOLOGIES, INC...........         16
      4,700        DEGREES GULFSTREAM AEROSPACE
                    CORP.............................        137
      3,177        NORTHROP GRUMMAN CORP.............        365
      1,100        OEA, INC..........................         32
      8,100        TEXTRON, INC......................        506
     14,200        UNITED TECHNOLOGIES CORP..........      1,034
                                                        --------
                                                           6,317
                                                        --------
                  AIRPORTS, FLYING FIELDS, AND
                   SERVICES--0.00%
        400        DEGREES EAGLE USA AIRFREIGHT,
                    INC..............................         11
                                                        --------

                  APPAREL, PIECE GOODS, AND
                   NOTIONS--0.08%
      1,320        BURLINGTON COAT FACTORY WAREHOUSE
                    CORP.............................         22
      8,100        NIKE, INC (CLASS B)...............        318
      2,807        DEGREES REEBOK INTERNATIONAL
                    LTD..............................         81
                                                        --------
                                                             421
                                                        --------
                  AUTO AND HOME SUPPLY STORES--0.02%
      3,500        PEP BOYS MANNY, MOE, & JACK CO....         84
                                                        --------

                  AUTOMOBILE PARKING--0.01%
      1,350        CENTRAL PARKING CORP..............         61
                                                        --------

                  AUTOMOTIVE RENTALS, NO
                   DRIVERS--0.08%
        800        DEGREES BUDGET GROUP, INC.........         28
      1,800        HERTZ CORP (CLASS A)..............         72
      1,700        DEGREES RENTERS CHOICE, INC.......         35
      5,500        ROLLINS TRUCK LEASING CORP........         98
      4,600        RYDER SYSTEM, INC.................        151
      1,000        XTRA CORP.........................         59
                                                        --------
                                                             443
                                                        --------
                  AUTOMOTIVE SERVICES, EXCEPT
                   REPAIR--0.01%
      1,400        BORG-WARNER AUTOMOTIVE, INC.......         73
                                                        --------

                  BAKERY PRODUCTS--0.06%
      3,000        INTERSTATE BAKERIES CORP..........        112
      1,900        LANCE, INC........................         50
      3,500        NABISCO HOLDINGS CORP (CLASS A)...        170
                                                        --------
                                                             332
                                                        --------
                  BEAUTY SHOPS--0.01%
      1,300        REGIS CORP........................         33
                                                        --------

                  BEVERAGES--2.73%
     27,200        ANHEUSER BUSCH COS, INC...........      1,197
      1,600        BROWN FORMAN, INC (CLASS B).......         88
      1,000        DEGREES CANANDAIGUA BRANDS, INC
                    (CLASS A)........................         55

                       See notes to financial statements.

                                                         VALUE
   SHARES                                                (000)
 -----------                                            --------
                  BEVERAGES--(continued)
    137,800        COCA COLA CO......................   $  9,181
     13,100        COCA COLA ENTERPRISES, INC........        466
      2,900        COORS (ADOLPH) CO (CLASS B).......         96
      9,800        FORTUNE BRANDS, INC...............        363
     92,900        PEPSICO, INC......................      3,385
                                                        --------
                                                          14,831
                                                        --------
                  BITUMINOUS COAL AND LIGNITE
                   MINING--0.00%
      1,600        ZEIGLER COAL HOLDINGS CO..........         26
                                                        --------

                  BLANKBOOKS AND BOOKBINDING--0.03%
      3,700        DELUXE CORP.......................        128
      2,500        DEGREES FRANKLIN COVEY CO.........         55
                                                        --------
                                                             183
                                                        --------
                  BLAST FURNACE AND BASIC STEEL
                   PRODUCTS--0.36%
      3,200        AK STEEL HOLDINGS CORP............         57
      6,787        ALLEGHENY TELEDYNE, INC...........        176
      6,300        DEGREES ARMCO, INC................         31
      6,400        DEGREES BETHLEHEM STEEL CORP......         55
      5,100        BIRMINGHAM STEEL CORP.............         80
      1,600        CARPENTER TECHNOLOGY CORP.........         77
      3,600        INLAND STEEL INDUSTRIES, INC......         62
      2,700        J & L SPECIALTY STEEL, INC........         27
      1,800        DEGREES LONE STAR TECHNOLOGIES,
                    INC..............................         51
      5,600        LTV CORP..........................         55
      5,200        NUCOR CORP........................        251
      2,900        OREGON STEEL MILLS, INC...........         62
      2,900        DEGREES STEEL DYNAMICS, INC.......         46
      1,600        TEXAS INDUSTRIES, INC.............         72
     17,800        USX-MARATHON GROUP, INC...........        601
      4,900        USX-US STEEL GROUP, INC...........        153
      5,100        WORTHINGTON INDUSTRIES, INC.......         84
                                                        --------
                                                           1,940
                                                        --------
                  BOAT DEALERS--0.00%
        900        DEGREES WEST MARINE, INC..........         20
                                                        --------

                  BOOKS--0.11%
      2,300        BANTA CORP........................         62
      2,400        HOUGHTON MIFFLIN CO...............         92
      5,800        MCGRAW HILL COS, INC..............        429
      1,000        DEGREES SCHOLASTIC CORP...........         38
                                                        --------
                                                             621
                                                        --------
                  BROADWOVEN FABRIC MILLS,
                   COTTON--0.04%
      4,500        DEGREES BURLINGTON INDUSTRIES,
                    INC..............................         62
      1,300        DEGREES TRIARC COS, INC...........         35
      2,000        DEGREES WESTPOINT STEVENS, INC....         95
                                                        --------
                                                             192
                                                        --------
                  BROADWOVEN FABRIC MILLS,
                   MANMADE--0.02%
      1,800        ALBANY INTERNATIONAL CORP (CLASS
                    A)...............................         41
      1,300        SPRING INDUSTRIES, INC............         68
                                                        --------
                                                             109
                                                        --------
                  BUSINESS CREDIT INSTITUTIONS--0.10%
      3,700        DEGREES ARCADIA FINANCIAL LTD.....         28
      3,900        ASSOCIATES FIRST CAPITAL CORP.....        277
        500        CAPITAL ONE FINANCIAL CORP........         27
      3,400        FINOVA GROUP, INC.................        169
      1,500        TOTAL SYSTEM SERVICES, INC........         37
                                                        --------
                                                             538
                                                        --------
                  CABLE AND OTHER PAY TV
                   SERVICES--0.43%
      3,722        DEGREES ASCENT ENTERTAINMENT
                    GROUP, INC.......................         39
        300        DEGREES CABLE MICHIGAN, INC.......          7
        900        DEGREES CABLEVISION SYSTEMS CORP
                    (CLASS A)........................         86
     21,289        COMCAST CORP (CLASS A) SPECIAL....        672
      3,991        DEGREES COX COMMUNICATIONS, INC
                    (CLASS A)........................        160
      1,150        DEGREES MASTEC, INC...............         26
      1,769        DEGREES PANAMSAT CORP.............         76
      1,600        TCA CABLE TV, INC.................         74
      6,980        DEGREES TCI SATELLITE
                    ENTERTAINMENT (CLASS A)..........         48
     27,066        DEGREES TELE-COMMUNICATIONS, INC
                    (CLASS A)........................        756
     13,634        DEGREES TELECOM-TCI VENTURES GROUP
                    (CLASS A)........................        386
                                                        --------
                                                           2,330
                                                        --------
                  CARPENTRY AND FLOOR WORK--0.01%
      2,200        GEON CO...........................         51
                                                        --------

                  CARPETS AND RUGS--0.01%
      6,700        SHAW INDUSTRIES, INC..............         78
                                                        --------

                  CASH GRAINS--0.03%
      2,300        DEKALB GENETICS CORP (CLASS B)....         90
      2,754        DELTA & PINE LAND CO..............         84
                                                        --------
                                                             174
                                                        --------
                  CEMENT, HYDRAULIC--0.04%
      1,900        CENTEX CONSTRUCTION PRODUCTS,
                    INC..............................         57
      1,500        MEDUSA CORP.......................         63
      1,600        SOUTHDOWN, INC....................         94
                                                        --------
                                                             214
                                                        --------
                  CHEMICAL AND FERTILIZER
                   MINERALS--0.01%
        425        POTASH CORP OF SASKATCHEWAN, INC..         35
                                                        --------

                  CHEWING AND SMOKING TOBACCO--0.06%
      9,100        UST, INC..........................        336
                                                        --------

                  CHILDREN'S AND INFANTS' WEAR
                   STORES--0.01%
      2,000        DEGREES GYMBOREE CORP.............         55
                                                        --------

                  CIGARETTES--1.22%
    146,600        PHILIP MORRIS COS, INC............      6,643
                                                        --------

                       See notes to financial statements.

                                                         VALUE
   SHARES                                                (000)
 -----------                                            --------
                  CIGARS--0.01%
      1,600        DEGREES GENERAL CIGAR HOLDINGS,
                    INC (CLASS A)....................   $     34
                                                        --------

                  COMBINATION UTILITY SERVICES--1.22%
      8,500        BALTIMORE GAS & ELECTRIC CO.......        290
      1,900        CENTRAL HUDSON GAS & ELECTRIC
                    CORP.............................         83
     10,266        CENTRAL MAINE POWER CO............        157
      1,200        CILCORP, INC......................         59
      2,000        CIPSCO, INC.......................         89
     11,091        DEGREES CITIZENS UTILITIES CO
                    (CLASS B)........................        107
     13,600        CONSOLIDATED EDISON CO OF NEW
                    YORK, INC........................        558
      5,300        DELMARVA POWER & LIGHT CO.........        122
     23,500        EDISON INTERNATIONAL CO...........        639
      6,200        ENOVA CORP........................        168
      3,700        IPALCO ENTERPRISES, INC...........        155
      4,200        KANSAS CITY POWER & LIGHT CO......        124
      7,200        LONG ISLAND LIGHTING CO...........        217
      5,800        MIDAMERICAN ENERGY HOLDINGS CO....        128
      4,100        MONTANA POWER CO..................        130
      6,285        NEW CENTURY ENERGIES, INC.........        301
      4,600        NEW YORK STATE ELECTRIC & GAS
                    CORP.............................        163
      9,100        DEGREES NIAGARA MOHAWK POWER
                    CORP.............................         96
      3,600        NIPSCO INDUSTRIES, INC............        178
      4,100        NORTHERN STATES POWER CO..........        239
      6,400        ORANGE & ROCKLAND UTILITY, INC....        298
     16,700        PACIFICORP........................        456
     12,300        PECO ENERGY CO....................        298
      3,500        PUBLIC SERVICE CO OF NEW MEXICO...         83
     13,300        PUBLIC SERVICE ENTERPRISE GROUP,
                    INC..............................        421
      2,900        ROCHESTER GAS & ELECTRIC CORP.....         99
      6,300        SCANA CORP........................        189
      2,900        SIERRA PACIFIC RESOURCES..........        109
      6,000        UNION ELECTRIC CO.................        260
      2,997        UTILICORP UNITED, INC.............        116
      5,500        WASHINGTON WATER POWER CO.........        134
      3,900        WESTERN RESOURCES, INC............        168
                                                        --------
                                                           6,634
                                                        --------
                  COMMERCIAL BANKS--9.02%
      4,450        AMSOUTH BANCORP...................        242
      4,192        ASSOCIATED BANC CORP..............        231
     35,196        BANC ONE CORP.....................      1,912
      1,900        BANCORPSOUTH, INC.................         90
     23,000        BANK OF NEW YORK CO, INC..........      1,330
     42,600        BANKAMERICA CORP..................      3,110
      8,635        BANKBOSTON CORP...................        811
      5,645        BANKERS TRUST NEW YORK CORP.......        635
     11,900        BARNETT BANKS, INC................        855
      7,174        BB&T CORP.........................        460
      1,600        CCB FINANCIAL CORP................        172
      2,100        CENTURA BANKS, INC................        145
     26,520        CHASE MANHATTAN CORP..............      2,904
     28,946        CITICORP CO.......................      3,660
      2,400        CITIZENS BANKING CORP.............         83
      2,400        CITY NATIONAL CORP................         89
      3,092        DEGREES CNB BANCSHARES, INC.......        149
      3,200        COLONIAL BANCGROUP, INC...........        110
      6,000        COMERICA, INC.....................        542
      3,400        COMMERCE BANCORP, INC.............        173
      2,310        COMMERCE BANCSHARES, INC..........        157
      1,700        DEGREES COMMUNITY FIRST
                    BANKSHARES, INC..................         91
      4,200        COMPASS BANCSHARES, INC...........        184
     11,997        CORESTATES FINANCIAL CORP.........        961
      6,334        CRESTAR FINANCIAL CORP............        361
      1,900        CULLEN FROST BANKERS, INC.........        115
      2,800        DEPOSIT GUARANTY..................        159
      2,100        F & M NATIONAL CORP...............         72
      7,200        FIFTH THIRD BANCORP...............        589
      3,633        FIRST AMERICAN CORP...............        181
     18,753        FIRST CHICAGO NBD CORP............      1,566
      2,528        FIRST COMMERCE CORP...............        170
      2,789        FIRST COMMERCIAL CORP.............        164
        200        FIRST COMMONWEALTH FINANCIAL
                    CORP.............................          7
        100        FIRST EMPIRE STATE CORP...........         47
      2,646        FIRST FINANCIAL BANCORP...........        128
      2,200        FIRST HAWAIIAN, INC...............         87
      1,500        FIRST MIDWEST BANCORP, INC........         66
      5,109        FIRST OF AMERICA BANK CORP........        394
      7,000        FIRST SECURITY CORP...............        293
      3,900        FIRST TENNESSEE NATIONAL CORP.....        260
      3,500        FIRST VIRGINIA BANKS, INC.........        181
      6,900        FIRSTAR CORP......................        293
      5,000        FIRSTMERIT CORP...................        142
     15,327        FLEET FINANCIAL GROUP, INC........      1,149
      4,525        FRANCHISE FINANCE CORP OF
                    AMERICA..........................        122
      2,300        GREENPOINT FINANCIAL CORP.........        167
      2,575        HUBCO, INC........................        101
     12,755        HUNTINGTON BANCSHARES, INC........        459
      1,670        DEGREES IMPERIAL BANCORP..........         82
     13,000        KEYCORP...........................        921
      3,750        KEYSTONE FINANCIAL, INC...........        151
      3,200        MAGNA GROUP, INC..................        146
      6,059        MARSHALL & ILSLEY CORP............        376
     25,737        MBNA CORP.........................        703
     15,300        MELLON BANK CORP..................        928
      7,596        MERCANTILE BANCORP, INC...........        467
      4,255        MERCANTILE BANKSHARES CORP........        166
     10,700        MORGAN (J.P.) & CO, INC...........      1,208
     12,527        NATIONAL CITY CORP................        824
      3,800        NATIONAL COMMERCE BANCORP.........        134
     44,432        NATIONSBANK CORP..................      2,702
      4,400        NORTH FORK BANCORP, INC...........        148
      6,500        NORTHERN TRUST CORP...............        453
     45,500        NORWEST CORP......................      1,757
      5,106        OLD KENT FINANCIAL CORP...........        202
      3,802        OLD NATIONAL BANCORP..............        184
      1,600        ONBANCORP, INC....................        113
      3,493        ONE VALLEY BANCORP, INC...........        135
      5,400        PACIFIC CENTURY FINANCIAL CORP....        134
        500        PARK NATIONAL CORP................         44

                       See notes to financial statements.

                                                         VALUE
   SHARES                                                (000)
 -----------                                            --------
                  COMMERCIAL BANKS--(continued)
      2,400        PEOPLES HERITAGE FINANCIAL GROUP,
                    INC..............................   $    110
     19,050        PNC BANK CORP.....................      1,087
      4,100        POPULAR, INC......................        203
      2,800        DEGREES PROVIDENT FINANCIAL
                    GROUP............................        136
      3,900        QUEENS COUNTY BANCORP, INC........        158
      7,756        REGIONS FINANCIAL CORP............        327
      3,100        REPUBLIC NEW YORK CORP............        354
      1,600        RIGGS NATIONAL CORP...............         43
      5,500        SOUTHTRUST CORP...................        349
      5,100        STAR BANC CORP....................        293
      9,400        STATE STREET CORP.................        547
     10,467        SUMMIT BANCORP....................        557
     12,400        SUNTRUST BANKS, INC...............        885
      2,300        SUSQUEHANNA BANCSHARES, INC.......         88
      8,850        SYNOVUS FINANCIAL CORP............        290
      2,700        TRUSTMARK CORP....................        125
     14,912        U.S. BANCORP......................      1,669
      1,900        U.S. TRUST CORP...................        119
      4,125        UNION PLANTERS CORP...............        280
      3,759        VALLEY NATIONAL BANCORP...........        148
     11,436        WACHOVIA CORP.....................        928
      4,724        WELLS FARGO & CO..................      1,604
      1,100        WESTAMERICA BANCORP...............        112
      2,000        WILMINGTON TRUST CORP.............        125
      4,000        ZIONS BANCORP.....................        182
                                                        --------
                                                          49,066
                                                        --------
                  COMMERCIAL PRINTING--0.07%
      1,300        DEGREES APPLIED GRAPHICS
                    TECHNOLOGIES, INC................         69
      2,100        BOWNE & CO, INC...................         84
      5,400        DONNELLEY (R.R.) & SONS CO........        201
      2,100        HARLAND (JOHN H.) CO..............         44
                                                        --------
                                                             398
                                                        --------
                  COMMUNICATIONS EQUIPMENT--1.15%
     20,842        DEGREES 3COM CORP.................        728
      7,900        DEGREES ADC TELECOMMUNICATIONS,
                    INC..............................        330
      3,900        DEGREES ADVANCED FIBRE
                    COMMUNICATIONS...................        114
      2,900        ALIANT COMMUNICATIONS, INC........         91
      5,475        DEGREES ANDREW CORP...............        131
      3,000        DEGREES ANTEC CORP................         47
      3,300        DEGREES ASPECT TELECOMMUNICATIONS
                    CORP.............................         69
      1,700        DEGREES BILLING INFORMATION
                    CONCEPTS CORP....................         82
      1,500        DEGREES BOSTON TECHNOLOGY, INC....         38
      1,600        DEGREES CHYRON CORP...............          7
      6,100        DEGREES CIENA CORP................        373
      2,800        DEGREES DIGITAL MICROWAVE CORP....         41
      6,900        DEGREES DSC COMMUNICATIONS CORP...        166
      2,400        DEGREES DSP COMMUNICATIONS, INC...         29
      2,439        DEGREES EXCEL COMMUNICATIONS,
                    INC..............................         35
      3,500        FEDERAL SIGNAL CORP...............         76
      4,800        DEGREES GENERAL DATACOMM
                    INDUSTRIES, INC..................         23
     11,700        DEGREES GEOTEK COMMUNICATIONS,
                    INC..............................         18
      4,125        DEGREES GLENAYRE TECHNOLOGIES,
                    INC..............................         41
      5,000        HARRIS CORP.......................        229
      6,200        DEGREES ITT CORP..................        514
      7,000        ITT INDUSTRIES, INC...............        220
     36,300        MOTOROLA, INC.....................      2,071
      1,700        DEGREES NETWORK EQUIPMENT
                    TECHNOLOGIES, INC................         25
      6,900        DEGREES NEXTLEVEL SYSTEMS, INC....        123
      2,800        DEGREES P-COM, INC................         48
      3,600        DEGREES PAIRGAIN TECHNOLOGIES,
                    INC..............................         70
      2,200        DEGREES PICTURETEL CORP...........         14
      1,000        PITTWAY CORP (CLASS A)............         70
      1,100        DEGREES POWERWAVE TECHNOLOGIES,
                    INC..............................         18
      2,100        DEGREES PREMISYS COMMUNICATIONS,
                    INC..............................         55
      4,100        SCIENTIFIC-ATLANTA, INC...........         69
      3,800        DEGREES SHIVA CORP................         33
      2,400        SYMBOL TECHNOLOGIES, INC..........         91
      1,400        DEGREES TCSI CORP.................         11
      1,600        DEGREES TEKELEC...................         49
      1,400        DEGREES TELE-COMMUNICATIONS
                    INTERNATIONAL (CLASS A)..........         25
      3,500        DEGREES WESTELL TECHNOLOGIES, INC
                    (CLASS A)........................         45
      2,700        DEGREES XYLAN CORP................         41
                                                        --------
                                                           6,260
                                                        --------
                  COMMUNICATIONS SERVICES, NEC--0.04%
      3,700        COMSAT CORP SERIES 1..............         90
      2,000        DEGREES MCLEODUSA, INC (CLASS A)..         64
      2,600        WPL HOLDINGS, INC.................         86
                                                        --------
                                                             240
                                                        --------
                  COMPUTER AND DATA PROCESSING
                   SERVICES--3.83%
      3,200        DEGREES ACXIOM CORP...............         62
      4,200        ADOBE SYSTEMS, INC................        173
      2,600        DEGREES AFFILIATED COMPUTER
                    SERVICES, INC (CLASS A)..........         68
      1,800        DEGREES AFFYMETRIX, INC...........         56
      6,300        DEGREES AMERICA ONLINE, INC.......        562
      2,650        DEGREES AMERICAN MANAGEMENT
                    SYSTEMS, INC.....................         52
      1,500        ANALYSTS INTERNATIONAL CORP.......         52
      1,600        DEGREES ASPEN TECHNOLOGY, INC.....         55
      2,600        AUTODESK, INC.....................         96
     17,400        AUTOMATIC DATA PROCESSING, INC....      1,068
      1,900        DEGREES AVANT CORP................         32
      1,000        DEGREES BEA SYSTEMS, INC..........         17
      2,100        DEGREES BISYS GROUP, INC..........         70
      6,200        DEGREES BMC SOFTWARE, INC.........        407
      1,600        DEGREES BRODERBUND SOFTWARE, INC..         41
     11,450        DEGREES CADENCE DESIGN SYSTEMS,
                    INC..............................        281
      2,500        DEGREES CAMBRIDGE TECHNOLOGY
                    PARTNERS, INC....................        104
      4,500        DEGREES CERIDIAN CORP.............        206
      1,500        DEGREES CERNER CORP...............         32
      2,600        DEGREES CHECKPOINT SYSTEMS, INC...         46
        980        DEGREES CHOICEPOINT, INC..........         47
        900        DEGREES CIBER, INC................         52
      4,900        DEGREES CIRRUS LOGIC, INC.........         52
      1,600        DEGREES CITRIX SYSTEMS, INC.......        122
      1,900        DEGREES CLARIFY, INC..............         22

                       See notes to financial statements.

                                                         VALUE
   SHARES                                                (000)
 -----------                                            --------
                  COMPUTER AND DATA PROCESSING
                   SERVICES--(continued)
      3,750        COMDISCO, INC.....................   $    125
      1,000        DEGREES COMPUSERVE CORP...........         12
     25,000        COMPUTER ASSOCIATES INTERNATIONAL,
                    INC..............................      1,322
      1,650        DEGREES COMPUTER HORIZONS CORP....         75
      4,548        DEGREES COMPUTER SCIENCES CORP....        380
      1,300        COMPUTER TASK GROUP, INC..........         46
      4,100        DEGREES COMPUTERVISION CORP.......         16
      8,900        DEGREES COMPUWARE CORP............        285
      2,550        DEGREES CORESTAFF, INC............         68
      1,700        DEGREES CSG SYSTEMS INTERNATIONAL,
                    INC..............................         68
      6,060        DEGREES CYBERGUARD CORP...........         34
        700        DEGREES DIALOGIC CORP.............         31
      1,200        DEGREES DOCUMENTUM, INC...........         51
      2,000        DEGREES DST SYSTEMS, INC..........         85
      2,000        DEGREES E TRADE GROUP, INC........         46
      3,100        DEGREES ELECTRONIC ARTS, INC......        117
     19,700        ELECTRONIC DATA SYSTEMS CORP......        866
      3,400        DEGREES ELECTRONICS FOR IMAGING,
                    INC..............................         57
      1,700        DEGREES ENVOY CORP................         50
      1,800        DEGREES FILENET CORP..............         54
     23,606        FIRST DATA CORP...................        690
      3,500        DEGREES FISERV, INC...............        172
      5,200        DEGREES FORE SYSTEMS, INC.........         79
      3,800        DEGREES FORTE SOFTWARE, INC.......         29
      2,200        DEGREES GT INTERACTIVE SOFTWARE
                    CORP.............................         14
      2,900        DEGREES GTECH HOLDINGS CORP.......         93
      1,600        DEGREES HARBINGER CORP............         45
     12,000        HBO & CO..........................        576
      1,100        DEGREES HCIA, INC.................         13
      2,300        DEGREES HEALTH MANAGEMENT SYSTEMS,
                    INC..............................         14
      1,000        DEGREES HNC SOFTWARE..............         43
      1,000        DEGREES HYPERION SOFTWARE CORP....         36
        600        DEGREES I2 TECHNOLOGIES, INC......         32
        500        DEGREES IDX SYSTEMS CORP..........         19
      1,500        DEGREES INDUSTRI-MATEMATIK
                    INTERNATIONAL CORP...............         44
      2,300        DEGREES INSO CORP.................         27
      1,300        DEGREES INTEGRATED SYSTEMS, INC...         18
      2,000        DEGREES INTERNATIONAL NETWORK
                    SERVICES.........................         46
      2,200        DEGREES INTUIT, INC...............         91
      2,200        DEGREES ITRON, INC................         40
      4,300        DEGREES KEANE, INC................        175
      2,200        DEGREES LEARNING CO, INC..........         35
      1,000        DEGREES LEGATO SYSTEMS, INC.......         44
        500        DEGREES LHS GROUP, INC............         30
      2,500        DEGREES MACROMEDIA, INC...........         21
      1,400        DEGREES MANUGISTICS GROUP, INC....         62
      3,500        DEGREES MENTOR GRAPHICS CORP......         34
     46,200        DEGREES MICROSOFT CORP............      5,971
      1,600        DEGREES MIDWAY GAMES, INC.........         29
      2,000        NATIONAL DATA CORP................         72
      2,250        DEGREES NATIONAL INSTRUMENTS
                    CORP.............................         65
      5,000        DEGREES NETMANAGE, INC............         14
      3,037        DEGREES NETSCAPE COMMUNICATIONS
                    CORP.............................         74
      4,433        DEGREES NETWORKS ASSOCIATES,
                    INC..............................        234
     20,700        DEGREES NOVELL, INC...............        155
     46,375        DEGREES ORACLE CORP...............      1,035
      7,700        DEGREES PARAMETRIC TECHNOLOGY
                    CORP.............................        365
      5,100        PAYCHEX, INC......................        258
        700        DEGREES PEGASYSTEMS, INC..........         14
      9,400        DEGREES PEOPLESOFT, INC...........        367
      2,700        DEGREES PHYSICIAN COMPUTER
                    NETWORK, INC.....................         11
      4,200        DEGREES PLATINUM TECHNOLOGY,
                    INC..............................        119
      1,200        DEGREES POLICY MANAGEMENT SYSTEMS
                    CORP.............................         83
      1,600        DEGREES PROTEIN DESIGN
                    LABORATORIES, INC................         64
      2,600        DEGREES PSINET, INC...............         13
      1,400        DEGREES REMEDY CORP...............         29
        800        DEGREES SAPIENT CORP..............         49
      2,050        DEGREES SCOPUS TECHNOLOGY, INC....         25
      2,000        DEGREES SECURITY DYNAMICS
                    TECHNOLOGIES, INC................         72
      1,600        SHARED MEDICAL SYSTEMS CORP.......        106
      2,000        DEGREES SIEBEL SYSTEMS, INC.......         84
      5,411        DEGREES STERLING COMMERCE, INC....        208
      2,000        DEGREES STERLING SOFTWARE, INC....         82
      2,300        DEGREES STRUCTURAL DYNAMICS
                    RESEARCH CORP....................         52
      4,700        DEGREES SUNGARD DATA SYSTEMS,
                    INC..............................        146
      5,000        DEGREES SYBASE, INC...............         67
        800        DEGREES SYKES ENTERPRISES, INC....         16
      3,600        DEGREES SYMANTEC CORP.............         79
      3,200        DEGREES SYNOPSYS, INC.............        114
      1,600        DEGREES SYSTEM SOFTWARE
                    ASSOCIATES, INC..................         14
      1,000        DEGREES SYSTEMS & COMPUTER
                    TECHNOLOGY CORP..................         50
      1,000        DEGREES SYSTEMSOFT CORP...........          6
      2,250        DEGREES TECHNOLOGY SOLUTIONS CO...         59
      1,800        DEGREES TRANSACTION SYSTEM
                    ARCHITECTURE.....................         68
      2,000        DEGREES USCS INTERNATIONAL, INC...         34
      2,600        DEGREES VANSTAR CORP..............         29
      1,000        DEGREES VANTIVE CORP..............         25
      1,650        DEGREES VERITAS SOFTWARE CORP.....         84
      1,200        DEGREES VIASOFT, INC..............         51
      1,400        DEGREES VISIO CORP................         54
      1,850        DEGREES WIND RIVER SYSTEMS, INC...         73
      1,350        DEGREES YAHOO, INC................         93
      1,700        DEGREES ZILOG, INC................         32
                                                        --------
                                                          20,829
                                                        --------
                  COMPUTER AND OFFICE
                   EQUIPMENT--4.38%
      1,400        DEGREES ADTRAN, INC...............         39
      7,700        DEGREES APPLE COMPUTER, INC.......        101
     10,080        DEGREES ASCEND COMMUNICATIONS,
                    INC..............................        247
      6,800        DEGREES AUSPEX SYSTEMS, INC.......         68
      3,700        DEGREES BANCTEC, INC..............         99
     11,802        DEGREES BAY NETWORKS, INC.........        302
      1,600        DEGREES BELL & HOWELL CO..........         39
      6,600        DEGREES CABLETRON SYSTEMS, INC....         99
     62,250        DEGREES CISCO SYSTEMS, INC........      3,470
     43,317        COMPAQ COMPUTER CORP..............      2,445
      1,600        DEGREES COMVERSE TECHNOLOGY,
                    INC..............................         62
      3,775        DEGREES CONCORD EFS, INC..........         94
      7,100        DEGREES COPYTELE, INC.............         25
      2,400        DEGREES DATA GENERAL CORP.........         42

                       See notes to financial statements.

                                                         VALUE
   SHARES                                                (000)
 ----------                                             --------
                  COMPUTER AND OFFICE
                   EQUIPMENT--(continued)
     16,900        DEGREES DELL COMPUTER CORP........   $  1,420
      2,200        DEGREES DIAMOND MULTIMEDIA
                    SYSTEMS, INC.....................         20
      4,350        DIEBOLD, INC......................        220
      9,100        DEGREES DIGITAL EQUIPMENT CORP....        337
      1,000        DEGREES DYNATECH CORP.............         47
     30,400        DEGREES EMC CORP..................        834
      2,100        DEGREES ENCAD, INC................         58
      3,800        DEGREES GATEWAY 2000, INC.........        124
     49,800        HEWLETT-PACKARD CO................      3,113
      2,900        DEGREES HMT TECHNOLOGY CORP.......         38
      4,030        DEGREES IMATION CORP..............         64
        800        DEGREES IN FOCUS SYSTEMS, INC.....         24
      3,500        DEGREES INTERGRAPH CORP...........         35
     59,300        INTERNATIONAL BUSINESS MACHINES
                    CORP.............................      6,201
     13,600        DEGREES IOMEGA CORP...............        169
      4,600        DEGREES LEXMARK INTERNATIONAL
                    GROUP (CLASS A)..................        175
      2,000        DEGREES LITTON INDUSTRIES, INC....        115
      3,225        DEGREES MICROCHIP TECHNOLOGY,
                    INC..............................         97
      1,100        DEGREES MICRON ELECTRONICS, INC...         10
        287        DEGREES NCR CORP..................          8
      1,500        DEGREES NEOMAGIC CORP.............         19
      2,000        DEGREES NETWORK APPLIANCE, INC....         71
      8,800        PITNEY BOWES, INC.................        791
      6,700        DEGREES QUANTUM CORP..............        134
      4,483        DEGREES RATIONAL SOFTWARE CORP....         51
      3,300        REYNOLDS & REYNOLDS CO (CLASS A)..         61
      2,100        DEGREES SAFEGUARD SCIENTIFICS,
                    INC..............................         66
     14,648        DEGREES SEAGATE TECHNOLOGY, INC...        282
      3,200        DEGREES SEQUENT COMPUTER SYSTEMS,
                    INC..............................         64
     10,708        DEGREES SILICON GRAPHICS, INC.....        133
      6,400        DEGREES SOLECTRON CORP............        266
      3,800        DEGREES STORAGE TECHNOLOGY CORP...        235
      1,800        DEGREES STRATUS COMPUTER, INC.....         68
     23,100        DEGREES SUN MICROSYSTEMS, INC.....        921
     12,100        DEGREES UNISYS CORP...............        168
      1,300        DEGREES VIDEOSERVER, INC..........         21
      2,400        DEGREES WANG LABORATORIES, INC....         53
      5,400        DEGREES WESTERN DIGITAL CORP......         87
      5,900        DEGREES XIRCOM, INC...............         59
                                                        --------
                                                          23,791
                                                        --------
                  CONCRETE, GYPSUM, AND PLASTER
                   PRODUCTS--0.04%
      2,028        LAFARGE CORP......................         60
      2,800        DEGREES USG CORP..................        137
                                                        --------
                                                             197
                                                        --------
                  CONSTRUCTION AND RELATED
                   MACHINERY--0.48%
      9,500        BAKER HUGHES, INC.................        414
      2,300        CAMCO INTERNATIONAL, INC..........        146
     23,100        CATERPILLAR, INC..................      1,122
     13,800        DOVER CORP........................        499
      2,400        DEGREES EVI, INC..................        124
      2,200        DEGREES GLOBAL INDUSTRIAL
                    TECHNOLOGIES, INC................         37
      2,900        HARNISCHFEGER INDUSTRIES, INC.....        102
      3,200        JLG INDUSTRIES, INC...............         45
      1,750        MANITOWOC, INC....................         57
      2,200        DEGREES VARCO INTERNATIONAL,
                    INC..............................         47
                                                        --------
                                                           2,593
                                                        --------
                  COPPER ORES--0.02%
      5,700        CYPRUS AMAX MINERALS CO...........         88
                                                        --------

                  CREDIT REPORTING AND
                   COLLECTION--0.16%
      3,933        DEGREES ACNEILSEN CORP............         96
      9,500        COGNIZANT CORP....................        423
      9,800        DUN & BRADSTREET CORP.............        303
      3,000        DEGREES PMT SERVICES, INC.........         42
                                                        --------
                                                             864
                                                        --------
                  CRUSHED AND BROKEN STONE--0.06%
      3,079        MARTIN MARIETTA MATERIALS, INC....        113
      2,000        VULCAN MATERIALS CO...............        204
                                                        --------
                                                             317
                                                        --------
                  CUTLERY, HANDTOOLS, AND
                   HARDWARE--0.70%
     34,339        GILLETTE CO.......................      3,449
      3,850        SNAP-ON, INC......................        168
      4,200        STANLEY WORKS CO..................        198
                                                        --------
                                                           3,815
                                                        --------
                  DAIRY PRODUCTS--0.03%
      2,400        DEAN FOODS CO.....................        143
      1,600        DREYERS GRAND ICE CREAM, INC......         39
                                                        --------
                                                             182
                                                        --------
                  DEEP SEA FOREIGN TRANSPORTATION OF
                   FREIGHT--0.04%
      3,300        ALEXANDER & BALDWIN, INC..........         90
      7,500        DEGREES OMI, INC..................         69
      2,100        OVERSEAS SHIPHOLDING GROUP, INC...         46
                                                        --------
                                                             205
                                                        --------
                  DEPARTMENT STORES--1.37%
      2,400        x DEGREES CALDOR CORP.............          1
      2,000        DEGREES CARSON PIRIE SCOTT & CO...        100
     13,300        DAYTON HUDSON CORP................        898
      6,000        DILLARDS, INC (CLASS A)...........        212
     12,370        DEGREES FEDERATED DEPARTMENT
                    STORES, INC......................        533
      5,874        DEGREES FRED MEYER, INC...........        214
      4,000        DEGREES KOHLS CORP................        273
     14,500        MAY DEPARTMENT STORES CO..........        764
      1,200        MERCANTILE STORES CO, INC.........         73
      1,500        DEGREES NEIMAN-MARCUS GROUP,
                    INC..............................         45
     13,145        PENNEY, (J.C.) CO, INC............        793
      3,000        DEGREES PROFFITTS, INC............         85
      3,100        ROSS STORES, INC..................        113
     84,900        WAL-MART STORES, INC..............      3,348
                                                        --------
                                                           7,452
                                                        --------

                       See notes to financial statements.

                                                         VALUE
   SHARES                                                (000)
 ----------                                             --------
                  DRUG STORES AND PROPRIETARY
                   STORES--0.40%
      4,450        ARBOR DRUGS, INC..................   $     82
     10,256        CVS CORP..........................        657
      2,500        LONGS DRUG STORES CORP............         80
      7,410        DEGREES RITE AID CORP.............        435
        344        DEGREES VITALINK PHARMACY
                    SERVICES, INC....................          8
     29,600        WALGREEN CO.......................        929
                                                        --------
                                                           2,191
                                                        --------
                  DRUGS--7.27%
     47,200        ABBOTT LABORATORIES CO............      3,095
      2,600        DEGREES ALKERMES, INC.............         52
      3,580        ALLEGIANCE CORP...................        127
      3,900        ALLERGAN, INC.....................        131
      3,300        DEGREES ALLIANCE PHARMACEUTICAL
                    CORP.............................         24
     39,500        AMERICAN HOME PRODUCTS CORP.......      3,022
      5,800        DEGREES AMYLIN PHARMACEUTICALS,
                    INC..............................         32
      1,300        DEGREES BARR LABORATORIES, INC....         44
     16,400        BAXTER INTERNATIONAL, INC.........        827
      3,800        DEGREES BIO-TECHNOLOGY GENERAL
                    CORP.............................         41
      4,200        DEGREES BIOGEN, INC...............        153
     61,100        BRISTOL MYERS SQUIBB CO...........      5,782
      4,500        DEGREES CENTOCOR, INC.............        150
     10,440        DEGREES CHIRON CORP...............        177
      4,925        DEGREES COVANCE, INC..............         98
      2,760        DEGREES CRESCENDO PHARMACEUTICALS
                    CORP.............................         32
      2,900        DEGREES DURA PHARMACEUTICALS,
                    INC..............................        133
        908        DEGREES ELAN CORP PLC ADR.........         46
      2,800        DEGREES FOREST LABORATORIES,
                    INC..............................        138
      5,000        DEGREES GENZYME CORP (GENERAL
                    DIVISION)........................        139
        160        DEGREES GENZYME CORP
                    (TISSUE REPAIR DIVISION).........          1
      1,800        DEGREES GILEAD SCIENCES, INC......         69
      2,634        ICN PHARMACEUTICALS, INC..........        129
      2,000        DEGREES IDEXX LABORATORIES, INC...         32
      2,100        DEGREES INTERNATIONAL SPECIALTY
                    PRODUCTS, INC....................         31
      2,000        DEGREES INTERNEURON
                    PHARMACEUTICALS, INC.............         19
      6,100        DEGREES IVAX CORP.................         41
      1,900        JONES MEDICAL INDUSTRIES, INC.....         73
     55,992        LILLY (ELI) & CO..................      3,898
      4,600        MALLINCKRODT, INC.................        175
      4,508        MARK IV INDUSTRIES, INC...........         99
      3,500        DEGREES MATRIX PHARMACEUTICALS,
                    INC..............................         12
        800        DEGREES MEDICIS PHARMACEUTICAL
                    CORP (CLASS A)...................         41
      8,574        DEGREES MEDPARTNERS, INC..........        192
     72,800        MERCK & CO, INC...................      7,735
      7,600        MYLAN LABORATORIES, INC...........        159
      1,900        DEGREES NEXSTAR PHARMACEUTICALS,
                    INC..............................         22
      1,400        DEGREES PAREXEL INTERNATIONAL
                    CORP.............................         52
      4,300        DEGREES PERRIGO CO................         58
     79,200        PFIZER, INC.......................      5,905
      2,100        DEGREES PHARMACEUTICAL PRODUCT
                    DEVELOPMENT......................         32
     30,480        PHARMACIA & UPJOHN, INC...........      1,116
      3,000        DEGREES QUINTILES TRANSNATIONAL
                    CORP.............................        115
      3,300        DEGREES ROBERTS PHARMACEUTICAL
                    CORP.............................         32
     44,600        SCHERING-PLOUGH CORP..............      2,771
      1,700        DEGREES SEPRACOR, INC.............         68
      3,200        DEGREES SEQUUS PHARMACEUTICALS,
                    INC..............................         24
      1,900        DEGREES TWINLAB CORP..............         47
      2,200        DEGREES VERTEX PHARMACEUTICALS,
                    INC..............................         73
     16,800        WARNER-LAMBERT CO.................      2,083
      5,400        DEGREES WATSON PHARMACEUTICALS,
                    INC..............................        175
                                                        --------
                                                          39,522
                                                        --------
                  DRUGS, PROPRIETARIES, AND
                   SUNDRIES--0.40%
      1,800        DEGREES AMERISOURCE HEALTH CORP
                    (CLASS A)........................        105
     15,800        DEGREES AMGEN, INC................        855
      3,175        BERGEN BRUNSWIG CORP (CLASS A)....        134
      6,573        CARDINAL HEALTH, INC..............        494
        333        DEGREES HERBALIFE INTERNATIONAL,
                    INC (CLASS A)....................          7
        666        DEGREES HERBALIFE INTERNATIONAL,
                    INC (CLASS B)....................         14
      1,800        DEGREES IMMUNEX CORP..............         97
      2,400        MCKESSON CORP.....................        260
      2,400        DEGREES NBTY, INC.................         80
      3,000        DEGREES REXALL SUNDOWN, INC.......         91
        900        DEGREES SCHEIN (HENRY), INC.......         32
                                                        --------
                                                           2,169
                                                        --------
                  EATING AND DRINKING PLACES--0.63%
      2,100        APPLE SOUTH, INC..................         28
      2,000        APPLEBEES INTERNATIONAL, INC......         36
      4,300        DEGREES BOSTON CHICKEN, INC.......         28
      5,100        DEGREES BRINKER INTERNATIONAL,
                    INC..............................         82
      3,100        DEGREES BUFFETS, INC..............         29
      3,000        CKE RESTAURANTS, INC..............        126
      3,200        CRACKER BARREL OLD COUNTRY STORE,
                    INC..............................        107
      8,500        DARDEN RESTAURANTS, INC...........        106
      2,800        DEGREES FOODMAKER, INC............         42
      1,400        DEGREES LANDRYS SEAFOOD
                    RESTAURANTS, INC.................         34
      1,800        DEGREES LONE STAR STEAKHOUSE &
                    SALOON, INC......................         32
      1,800        LUBYS CAFETERIA, INC..............         32
     41,100        MCDONALDS CORP....................      1,963
      5,066        MORRISON HEALTH CARE, INC.........        101
      3,650        MORRISON RESTAURANTS, INC.........          9
      2,700        DEGREES OUTBACK STEAKHOUSE, INC...         78
      1,300        DEGREES PAPA JOHNS INTERNATIONAL,
                    INC..............................         45
      1,900        DEGREES PLANET HOLLYWOOD, INC
                    (CLASS A)........................         25
        900        DEGREES RAINFOREST CAFE, INC......         30
      1,200        DEGREES RUBY TUESDAY, INC.........         31
      4,100        DEGREES RYANS FAMILY STEAK HOUSES,
                    INC..............................         35
      1,500        SBARRO, INC.......................         39
      8,740        DEGREES TRICON GLOBAL RESTAURANTS,
                    INC..............................        254
      6,000        WENDYS INTERNATIONAL, INC.........        144
                                                        --------
                                                           3,436
                                                        --------
                  ELECTRIC DISTRIBUTION
                   EQUIPMENT--0.33%
     42,806        CBS CORP..........................      1,260
      6,235        COOPER INDUSTRIES, INC............        306
      4,500        DEGREES LITTLEFUSE, INC...........        112

                       See notes to financial statements.

                                                         VALUE
   SHARES                                                (000)
 ----------                                             --------
                  ELECTRIC DISTRIBUTION
                   EQUIPMENT--(continued)
      3,100        DEGREES MAGNETEK, INC.............   $     60
      1,500        DEGREES OAK INDUSTRIES, INC.......         45
                                                        --------
                                                           1,783
                                                        --------
                  ELECTRIC LIGHTING AND WIRING
                   EQUIPMENT--0.04%
        500        DEGREES CHICAGO MINIATURE LAMP,
                    INC..............................         17
      3,399        THOMAS & BETTS CORP...............        161
      3,300        VALMONT INDUSTRIES................         64
                                                        --------
                                                             242
                                                        --------
                  ELECTRIC SERVICES--2.43%
      8,700        DEGREES AES CORP..................        406
      7,100        ALLEGHENY ENERGY, INC.............        231
     10,600        AMERICAN ELECTRIC POWER CO, INC...        547
      4,300        ATLANTIC ENERGY, INC..............         91
      3,200        BOSTON EDISON CO..................        121
      3,100        DEGREES CALENERGY, INC............         89
      8,500        CAROLINA POWER & LIGHT CO.........        361
     11,500        CENTRAL & SOUTH WEST CORP.........        311
      2,300        CENTRAL LOUISIANA ELECTRIC, INC...         74
      8,500        CINERGY CORP......................        326
      5,300        CMS ENERGY CORP...................        234
      5,800        COMMONWEALTH ENERGY SYSTEM CO.....        193
     10,600        DOMINION RESOURCES, INC...........        451
      6,000        DPL, INC..........................        173
      4,800        DQE, INC..........................        169
      8,600        DTE ENERGY CO.....................        298
     21,433        DUKE ENERGY CORP..................      1,187
      8,200        EASTERN UTILITIES ASSOCIATION
                    CO...............................        215
     12,900        ENTERGY CORP......................        386
     14,602        DEGREES FIRSTENERGY CORP..........        423
      5,200        FLORIDA PROGRESS CORP.............        204
      9,300        FPL GROUP, INC....................        550
      7,200        GPU, INC..........................        303
      2,300        HAWAIIAN ELECTRIC INDUSTRIES,
                    INC..............................         94
     17,603        HOUSTON INDUSTRIES, INC...........        470
      2,600        IDAHO POWER CO....................         98
      4,400        ILLINOVA CORP.....................        119
      2,900        KU ENERGY CORP....................        114
      4,100        LOUISVILLE GAS & ELECTRIC ENERGY
                    CORP.............................        101
      2,800        MINNESOTA POWER & LIGHT CO........        122
      4,200        NEVADA POWER CO...................        112
      4,200        NEW ENGLAND ELECTRIC SYSTEMS CO...        180
      9,800        NORTHEAST UTILITIES CO............        116
      2,700        OGE ENERGY CORP...................        148
     24,529        PG&E CORP.........................        747
      4,800        PINNACLE WEST CAPITAL CORP........        203
      7,200        POTOMAC ELECTRIC POWER CO.........        186
      9,300        PP&L RESOURCES, INC...............        223
      5,478        PUGET SOUND ENERGY, INC...........        165
     39,500        SOUTHERN CO.......................      1,022
      7,000        TECO ENERGY, INC..................        197
     13,567        TEXAS UTILITIES CO................        564
      1,600        DEGREES TUCSON ELECTRIC POWER
                    CO...............................         29
      2,637        UGI CORP..........................         77
     12,400        UNICOM CORP.......................        381
      1,800        UNITED ILLUMINATING CO............         83
      7,400        WISCONSIN ENERGY CORP.............        213
      2,900        WPS RESOURCES CORP................         98
                                                        --------
                                                          13,205
                                                        --------
                  ELECTRICAL GOODS--0.21%
      6,200        DEGREES ARROW ELECTRONICS, INC....        201
      1,400        DEGREES AVID TECHNOLOGIES, INC....         37
      2,600        AVNET, INC........................        172
        900        DEGREES CELLSTAR CORP.............         18
      2,400        GRAINGER (W.W.), INC..............        233
      3,225        DEGREES HSN, INC..................        166
      1,900        DEGREES KENT ELECTRONICS CORP.....         48
      1,900        DEGREES MARSHALL INDUSTRIES,
                    INC..............................         57
      2,700        DEGREES OAK TECHNOLOGY, INC.......         18
      3,500        DEGREES QUALCOMM, INC.............        177
                                                        --------
                                                           1,127
                                                        --------
                  ELECTRICAL INDUSTRIAL
                   APPARATUS--0.43%
      4,900        DEGREES AMERICAN POWER CONVERSION
                    CORP.............................        116
      2,400        AMETEK, INC.......................         65
      3,466        BALDOR ELECTRIC CO................         75
     26,000        EMERSON ELECTRIC CO...............      1,467
      2,500        STEWART & STEVENSON SERVICES,
                    INC..............................         64
      8,875        DEGREES THERMO ELECTRON CORP......        395
      2,500        DEGREES UCAR INTERNATIONAL, INC...        100
      2,000        DEGREES VICOR CORP................         54
      1,000        DEGREES ZOLTEK COS, INC...........         28
                                                        --------
                                                           2,364
                                                        --------
                  ELECTRICAL WORK--0.00%
      1,200        DEGREES MEMC ELECTRONIC MATERIALS,
                    INC..............................         18
                                                        --------

                  ELECTRONIC COMPONENTS AND
                   ACCESSORIES--2.47%
      4,000        DEGREES ACTEL CORP................         51
      6,800        DEGREES ADAPTEC, INC..............        252
      1,300        DEGREES ADVANCED ENERGY
                    INDUSTRIES, INC..................         19
      8,100        DEGREES ADVANCED MICRO DEVICES,
                    INC..............................        145
      4,900        DEGREES ALTERA CORP...............        162
     12,900        AMP, INC..........................        542
      1,100        DEGREES ANADIGICS, INC............         33
      9,666        DEGREES ANALOG DEVICES, INC.......        268
      5,700        DEGREES ATMEL CORP................        106
      1,500        AVX CORP..........................         28
      2,400        DEGREES BERG ELECTRICS CORP.......         55
      1,400        DEGREES BLACK BOX CORP............         50
      2,300        BMC INDUSTRIES, INC...............         37
      1,200        DEGREES CHIPS & TECHNOLOGIES,
                    INC..............................         17
        800        DEGREES COHERENT, INC.............         28
      1,700        DEGREES COMPUTER PRODUCTS, INC....         38
      5,200        DEGREES CYPRESS SEMICONDUCTOR
                    CORP.............................         44
      2,000        DALLAS SEMICONDUCTOR CORP.........         82
      1,600        DEGREES DII GROUP, INC............         44
      1,900        DEGREES ESS TECHNOLOGY............         14
      3,725        DEGREES GENERAL SEMICONDUCTOR,
                    INC..............................         43
        600        DEGREES HADCO CORP................         27

                       See notes to financial statements.

                                                         VALUE
   SHARES                                                (000)
 ----------                                             --------
                  ELECTRONIC COMPONENTS AND
                   ACCESSORIES--(continued)
      1,335        HARMAN INTERNATIONAL INDUSTRIES,
                    INC..............................   $     57
      4,300        DEGREES INTEGRATED DEVICE
                    TECHNOLOGY, INC..................         41
    101,100        INTEL CORP........................      7,102
      3,100        DEGREES INTERNATIONAL RECTIFIER
                    CORP.............................         37
        800        DEGREES JABIL CIRCUIT, INC........         32
      2,300        DEGREES KEMET CORP................         45
      1,400        DEGREES LATTICE SEMICONDUCTOR
                    CORP.............................         66
      1,650        DEGREES LEVEL ONE COMMUNICATIONS,
                    INC..............................         47
      4,500        LINEAR TECHNOLOGY CO..............        259
      8,400        DEGREES LSI LOGIC CORP............        166
      7,000        DEGREES MAXIM INTEGRATED
                    PRODUCTS.........................        242
      2,100        METHODE ELECTRONICS, INC (CLASS
                    A)...............................         34
        800        DEGREES MICREL, INC...............         22
      9,800        DEGREES MICRON TECHNOLOGY, INC....        255
      5,337        MOLEX, INC........................        171
      1,400        DEGREES MRV COMMUNICATIONS, INC...         33
      8,702        DEGREES NATIONAL SEMICONDUCTOR
                    CORP.............................        226
      1,600        DEGREES OBJECTIVE SYSTEMS
                    INTEGRATORS, INC.................         13
      1,800        DEGREES PMC-SIERRA, INC...........         56
        500        DEGREES RAMBUS, INC...............         23
      3,100        DEGREES READ RITE CORP............         49
      3,200        DEGREES S3, INC...................         16
      1,000        DEGREES SANDISK CORP..............         20
      1,200        DEGREES SANMINA CORP..............         81
        700        DEGREES SAWTEK, INC...............         18
      3,700        DEGREES SCI SYSTEMS, INC..........        161
      2,300        DEGREES SILICON VALLEY GROUP,
                    INC..............................         52
      1,600        DEGREES SMART MODULAR
                    TECHNOLOGIES, INC................         37
        800        DEGREES SPEEDFAM INTERNATIONAL,
                    INC..............................         21
     10,200        DEGREES TELLABS, INC..............        539
     23,500        TEXAS INSTRUMENTS, INC............      1,058
      1,600        DEGREES UNITRODE CORP.............         34
      3,018        DEGREES VISHAY INTERTECHNOLOGY,
                    INC..............................         71
      2,300        DEGREES VITESSE SEMICONDUCTOR
                    CORP.............................         87
      2,400        DEGREES VLSI TECHNOLOGY, INC......         57
      3,700        DEGREES XILINX, INC...............        130
                                                        --------
                                                          13,443
                                                        --------
                  ENGINEERING AND ARCHITECTURAL
                   SERVICES--0.01%
      1,600        DEGREES JACOBS ENGINEERING GROUP,
                    INC..............................         41
                                                        --------

                  ENGINES AND TURBINES--0.14%
      6,400        BRUNSWICK CORP....................        194
      2,000        CUMMINS ENGINE CO, INC............        118
      1,400        DEGREES DETROIT DIESEL CORP.......         33
     10,200        DRESSER INDUSTRIES, INC...........        428
                                                        --------
                                                             773
                                                        --------
                  FABRICATED RUBBER PRODUCTS,
                   NEC--0.06%
      2,200        CARLISLE COS, INC.................         94
      4,900        DEGREES FOAMEX INTERNATIONAL,
                    INC..............................         53
      1,900        GENCORP, INC......................         48
      4,800        STANDARD PRODUCTS CO..............        123
                                                        --------
                                                             318
                                                        --------
                  FABRICATED STRUCTURAL METAL
                   PRODUCTS--0.04%
      3,150        DEGREES MILLER INDUSTRIES, INC....         34
      4,300        TRANSPRO, INC.....................         39
      2,900        TRINITY INDUSTRIES, INC...........        129
                                                        --------
                                                             202
                                                        --------
                  FAMILY CLOTHING STORES--0.19%
     19,050        GAP, INC..........................        675
      3,000        NORDSTROM, INC....................        181
      4,300        DEGREES SAKS HOLDINGS, INC........         89
      2,000        DEGREES STAGE STORES, INC.........         75
        800        DEGREES STEIN MART, INC...........         21
                                                        --------
                                                           1,041
                                                        --------
                  FARM AND GARDEN MACHINERY--0.23%
      3,800        AGCO CORP.........................        111
      4,500        CASE CORP.........................        272
     15,300        DEERE & CO........................        892
                                                        --------
                                                           1,275
                                                        --------
                  FARM-PRODUCT RAW MATERIALS--0.03%
      2,900        DIMON, INC........................         76
      2,600        UNIVERSAL CORP....................        107
                                                        --------
                                                             183
                                                        --------
                  FEDERAL AND FEDERALLY-SPONSORED
                   CREDIT AGENCIES--1.06%
     63,700        FEDERAL NATIONAL MORTGAGE
                    ASSOCIATION......................      3,635
     41,600        FREDDIE MAC.......................      1,745
      2,900        SLM HOLDING CORP..................        403
                                                        --------
                                                           5,783
                                                        --------
                  FIRE, MARINE, AND CASUALTY
                   INSURANCE--0.93%
      2,700        ALLIED GROUP, INC.................         77
     23,578        ALLSTATE CORP.....................      2,143
      2,000        AMERICAN FINANCIAL GROUP, INC.....         81
      2,000        ARGONAUT GROUP, INC...............         68
      1,600        CITIZENS CORP.....................         46
      1,700        COMMERCE GROUP, INC...............         55
      2,000        FRONTIER INSURANCE GROUP, INC.....         46
      6,400        HARTFORD FINANCIAL SERVICES GROUP,
                    INC..............................        599
      2,000        HCC INSURANCE HOLDINGS, INC.......         43
      2,800        HORACE MANN EDUCATORS CORP........         80
      1,100        HSB GROUP, INC....................         61
        300        DEGREES MARKEL CORP...............         47
      2,000        MERCURY GENERAL CORP..............        111
      1,500        NAC RE CORP.......................         73
      3,000        PROGRESSIVE CORP..................        360
      7,800        SAFECO CORP.......................        380
      4,700        ST. PAUL COS, INC.................        386
      3,300        TIG HOLDINGS, INC.................        110

                       See notes to financial statements.

                                                         VALUE
   SHARES                                                (000)
 ----------                                             --------
                  FIRE, MARINE, AND CASUALTY
                   INSURANCE--(continued)
      1,200        TRANSATLANTIC HOLDINGS, INC.......   $     86
      6,600        USF&G CORP........................        146
      1,100        VESTA INSURANCE GROUP, INC........         65
                                                        --------
                                                           5,063
                                                        --------
                  FLAT GLASS--0.11%
     10,400        PPG INDUSTRIES, INC...............        594
                                                        --------

                  FOOTWEAR EXCEPT, RUBBER--0.03%
      3,165        DEGREES FOOTSTAR, INC.............         85
      1,800        DEGREES NINE WEST GROUP, INC......         47
      3,500        STRIDE RITE CORP..................         42
                                                        --------
                                                             174
                                                        --------
                  FREIGHT TRANSPORTATION
                   ARRANGEMENT--0.03%
      1,400        AIRBORNE FREIGHT CORP.............         87
      1,600        EXPEDITORS INTERNATIONAL OF
                    WASHINGTON.......................         62
        900        DEGREES FRITZ COS, INC............         13
                                                        --------
                                                             162
                                                        --------
                  FUNERAL SERVICE AND
                   CREMATORIES--0.14%
      2,600        DEGREES EQUITY CORP
                    INTERNATIONAL....................         60
     14,800        SERVICE CORP INTERNATIONAL........        547
      2,900        STEWART ENTERPRISES, INC (CLASS
                    A)...............................        135
                                                        --------
                                                             742
                                                        --------
                  FURNITURE AND HOME FURNISHINGS
                   STORES--0.08%
      2,400        DEGREES BED BATH & BEYOND, INC....         92
      2,000        ETHAN ALLEN INTERIORS, INC........         77
      3,800        HEILIG MEYERS CO..................         46
      1,800        DEGREES LINENS N THINGS, INC......         79
      4,200        PIER 1 IMPORTS, INC...............         95
      1,200        DEGREES WILLIAMS-SONOMA, INC......         50
                                                        --------
                                                             439
                                                        --------
                  GAS PRODUCTION AND
                   DISTRIBUTION--0.56%
      4,300        AGL RESOURCES, INC................         88
      2,424        ATMOS ENERGY CORP.................         73
      5,600        COASTAL CORP......................        347
      3,251        EL PASO NATURAL GAS CO............        216
      2,200        EQUITABLE RESOURCES, INC..........         78
      2,500        INDIANA ENERGY, INC...............         82
      2,600        KEYSPAN ENERGY CORP...............         96
      1,900        KN ENERGY, INC....................        103
      4,800        MCN ENERGY GROUP, INC.............        194
      2,000        MDU RESOURCES GROUP, INC..........         63
      2,000        NATIONAL FUEL GAS CO..............         97
      7,100        NGC CORP..........................        124
      2,700        NICOR, INC........................        114
      2,850        NORTHWEST NATURAL GAS CO..........         88
      1,580        ONEOK, INC........................         64
      2,000        PEOPLES ENERGY CORP...............         79
      3,264        PIEDMONT NATURAL GAS CO, INC......        117
      1,500        DEGREES PRIMARK CORP..............         61
      4,900        SONAT, INC........................        224
      5,900        SOUTHWEST GAS CORP................        110
      2,700        WASHINGTON GAS LIGHT CO...........         84
      1,700        WESTERN GAS RESOURCES, INC........         38
     18,106        WILLIAMS COS, INC.................        514
                                                        --------
                                                           3,054
                                                        --------
                  GENERAL INDUSTRIAL MACHINERY--0.31%
      3,500        DEGREES COLTEC INDUSTRIES, INC....         81
      1,400        DONALDSON CO, INC.................         63
      2,200        FEDERAL-MOGUL CORP................         89
      2,800        FLOWSERVE CORP....................         78
      2,900        GENERAL SIGNAL CORP...............        122
      2,200        GRACO, INC........................         82
      2,850        IDEX CORP.........................         99
      9,750        INGERSOLL-RAND CO.................        395
      2,600        KAYDON CORP.......................         85
      1,300        NORDSON CORP......................         60
      7,400        PALL CORP.........................        153
      2,600        ROPER INDUSTRIES, INC.............         73
      3,800        SUNDSTRAND CORP...................        191
      3,529        TIMKEN CO.........................        121
                                                        --------
                                                           1,692
                                                        --------
                  GLASS AND GLASSWARE, PRESSED OR
                   BLOWN--0.20%
     13,600        CORNING, INC......................        505
        500        DEGREES DUPONT PHOTOMASKS, INC....         17
      1,300        LANCASTER COLONY CORP.............         73
      2,400        LIBBEY, INC.......................         91
      2,700        OWENS CORNING CO..................         92
      7,300        DEGREES OWENS ILLINOIS, INC.......        277
      1,700        DEGREES SOLA INTERNATIONAL, INC...         55
                                                        --------
                                                           1,110
                                                        --------
                  GOLD AND SILVER ORES--0.12%
      3,800        DEGREES AMAX GOLD, INC............          9
     12,800        BATTLE MOUNTAIN GOLD CO...........         75
      3,000        DEGREES COEUR DALENE MINES CORP...         27
      3,900        FREEPORT MCMORAN COPPER & GOLD,
                    INC (CLASS A)....................         60
      5,463        FREEPORT MCMORAN COPPER & GOLD,
                    INC (CLASS B)....................         86
      2,200        DEGREES GETCHELL GOLD CORP........         53
      7,800        HOMESTAKE MINING CO...............         69
        600        NEWMONT GOLD CO...................         18
      8,496        NEWMONT MINING CORP...............        250
                                                        --------
                                                             647
                                                        --------
                  GRAIN MILL PRODUCTS--0.74%
     32,357        ARCHER DANIELS MIDLAND CO.........        702
      8,300        CPC INTERNATIONAL, INC............        896
      9,407        GENERAL MILLS, INC................        674
     13,600        KELLOGG CO........................        675
      8,500        QUAKER OATS CO....................        448
      2,500        DEGREES RALCORP HOLDINGS, INC.....         42
      6,200        RALSTON PURINA CO.................        576
                                                        --------
                                                           4,013
                                                        --------

                       See notes to financial statements.

                                                         VALUE
   SHARES                                                (000)
 ----------                                             --------
                  GREETING CARDS--0.03%
      4,000        AMERICAN GREETINGS CORP (CLASS A).   $    157
                                                        --------

                  GROCERIES AND RELATED
                   PRODUCTS--0.24%
      1,608        EARTHGRAINS CO....................         76
      2,717        FLEMING COS, INC..................         37
      5,550        FLOWERS INDUSTRIES, INC...........        114
      4,900        DEGREES GENERAL NUTRITION COS,
                    INC..............................        167
      3,160        DEGREES JP FOODSERVICE, INC.......        117
      3,450        RICHFOOD HOLDINGS, INC............         97
      1,200        DEGREES SUIZA FOODS CORP..........         71
      3,900        SUPERVALU, INC....................        163
     10,300        SYSCO CORP........................        469
                                                        --------
                                                           1,311
                                                        --------
                  GROCERY STORES--0.57%
     12,700        ALBERTSONS, INC...................        602
     13,600        AMERICAN STORES CO................        280
         39        DEGREES BRUNOS, INC...............          0
     21,300        FOOD LION, INC (CLASS B)..........        176
      3,800        GIANT FOOD, INC (CLASS A).........        128
      1,200        GREAT ATLANTIC & PACIFIC TEA CO,
                    INC..............................         36
      2,300        HANNAFORD BROTHERS, INC...........        100
     13,200        DEGREES KROGER CO.................        488
        700        DEGREES QUALITY FOOD CENTERS,
                    INC..............................         47
     14,052        DEGREES SAFEWAY, INC..............        889
      9,100        DEGREES SOUTHLAND CORP............         19
      1,100        WEIS MARKETS, INC.................         39
      1,400        DEGREES WHOLE FOODS MARKET, INC...         72
      5,500        WINN DIXIE STORES, INC............        240
                                                        --------
                                                           3,116
                                                        --------
                  GUIDED MISSILES, SPACE VEHICLES AND
                   PARTS--0.27%
     10,096        LOCKHEED MARTIN CORP..............        994
      3,000        DEGREES ORBITAL SCIENCES CORP.....         89
      7,200        TRW, INC..........................        384
                                                        --------
                                                           1,467
                                                        --------
                  HARDWARE, PLUMBING AND HEATING
                   EQUIPMENT--0.01%
      1,800        FASTENAL CO.......................         69
                                                        --------

                  HEALTH AND ALLIED SERVICES,
                   NEC--0.32%
      1,500        DEGREES ACCESS HEALTH, INC........         44
      1,800        DEGREES BUCKEYE TECHNOLOGIES,
                    INC..............................         83
     23,098        DEGREES HEALTHSOUTH CORP..........        641
      1,700        DEGREES LINCARE HOLDINGS, INC.....         97
      2,200        DEGREES MID ATLANTIC MEDICAL
                    SERVICES, INC....................         28
      3,500        DEGREES NOVACARE, INC.............         46
      4,800        OMNICARE, INC.....................        149
      4,049        DEGREES PHARMERICA, INC...........         42
      1,500        DEGREES RENAL CARE GROUP, INC.....         48
      1,800        DEGREES RENAL TREATMENT CENTERS,
                    INC..............................         65
     10,300        UNITED HEALTHCARE CORP............        512
                                                        --------
                                                           1,755
                                                        --------
                  HEAVY CONSTRUCTION, EXCEPT
                   HIGHWAY--0.05%
      4,600        FLUOR CORP........................        172
      5,000        DEGREES GLOBAL INDUSTRIES LTD.....         85
                                                        --------
                                                             257
                                                        --------
                  HOLDING OFFICES--0.22%
      3,800        AMBAC FINANCIAL GROUP, INC........        175
      3,000        EVEREST REINSURANCE HOLDINGS,
                    INC..............................        124
      8,344        HIBERNIA CORP (CLASS A)...........        157
        900        DEGREES SEACOR SMIT, INC..........         54
      5,900        SIGMA ALDRICH CORP................        235
     10,300        TENNECO, INC......................        407
      2,500        UST CORP..........................         69
                                                        --------
                                                           1,221
                                                        --------
                  HOME HEALTH CARE SERVICES--0.01%
      3,800        DEGREES APRIA HEALTHCARE GROUP,
                    INC..............................         51
      2,100        DEGREES MAXICARE HEALTH PLANS,
                    INC..............................         23
                                                        --------
                                                              74
                                                        --------
                  HORTICULTURAL SPECIALTIES--0.08%
      4,100        PIONEER-HI-BRED INTERNATIONAL,
                    INC..............................        440
                                                        --------

                  HOSPITALS--0.43%
     38,038        COLUMBIA/HCA HEALTHCARE CORP......      1,127
      8,400        DEGREES HEALTH MANAGEMENT
                    ASSOCIATES, INC (CLASS A)........        212
      8,900        DEGREES HUMANA, INC...............        185
        800        DEGREES PEDIATRIX MEDICAL GROUP,
                    INC..............................         34
     17,925        DEGREES TENET HEALTHCARE CORP.....        594
      2,500        DEGREES UNIVERSAL HEALTH SERVICES,
                    INC..............................        126
      3,241        DEGREES VENCOR, INC...............         79
                                                        --------
                                                           2,357
                                                        --------
                  HOTELS AND MOTELS--0.71%
      6,600        DEGREES AZTAR CORP................         41
      2,000        DEGREES BRISTOL HOTEL CO..........         58
      1,900        DEGREES CAPSTAR HOTEL CO..........         65
     47,138        DEGREES CENDANT CORP..............      1,620
      3,600        DEGREES CHOICE HOTELS
                    INTERNATIONAL, INC...............         58
      4,300        DEGREES EXTENDED STAY AMERICA,
                    INC..............................         53
      2,200        DEGREES GRAND CASINOS, INC........         30
      6,100        DEGREES HARRAHS ENTERTAINMENT,
                    INC..............................        115
     11,000        HILTON HOTELS CORP................        327
     10,400        DEGREES HOST MARRIOTT CORP........        204
      2,760        DEGREES HOST MARRIOTT SERVICES
                    CORP.............................         41
      1,800        DEGREES INTERSTATE HOTELS CO......         63
      3,675        LA QUINTA INNS, INC...............         71
      6,100        MARRIOTT INTERNATIONAL, INC.......        422
      1,200        DEGREES MGM GRAND, INC............         43
      1,200        DEGREES PRIMADONNA RESORTS, INC...         20
      3,200        DEGREES PRIME HOSPITALITY CORP....         65
      5,468        DEGREES PROMUS HOTEL CORP.........        230
      2,500        DEGREES RED ROOF INNS, INC........         38
      1,500        SHOWBOAT, INC.....................         44
      1,500        DEGREES SIGNATURE RESORTS, INC....         33
      1,900        DEGREES STATION CASINOS, INC......         19
      1,200        DEGREES SUNBURST HOSPITALITY
                    CORP.............................         12

                       See notes to financial statements.

                                                         VALUE
   SHARES                                                (000)
 ----------                                             --------
                  HOTELS AND MOTELS--(continued)
      2,800        DEGREES TRUMP HOTEL & CASINO
                    RESORT, INC......................   $     19
      2,300        DEGREES VAIL RESORTS, INC.........         60
      2,125        DEGREES WHG RESORTS & CASINO,
                    INC..............................         47
      1,000        DEGREES WYNDHAM HOTEL CORP........         40
                                                        --------
                                                           3,838
                                                        --------
                  HOUSEHOLD APPLIANCE STORES--0.03%
      3,900        SUNBEAM CORP......................        164
                                                        --------

                  HOUSEHOLD APPLIANCES--2.75%
    198,300        GENERAL ELECTRIC CO...............     14,550
      5,600        MAYTAG CO.........................        209
      3,800        WHIRLPOOL CORP....................        209
                                                        --------
                                                          14,968
                                                        --------
                  HOUSEHOLD AUDIO AND VIDEO
                   EQUIPMENT--0.00%
      1,300        DEGREES ZENITH ELECTRONICS CORP...          7
                                                        --------

                  HOUSEHOLD FURNITURE--0.08%
      1,700        BASSETT FURNITURE INDUSTRIES,
                    INC..............................         51
      4,200        DEGREES FURNITURE BRANDS
                    INTERNATIONAL, INC...............         86
      1,200        LA-Z-BOY, INC.....................         52
      5,800        LEGGETT & PLATT, INC..............        243
                                                        --------
                                                             432
                                                        --------
                  INDUSTRIAL INORGANIC
                   CHEMICALS--0.45%
      5,900        AIR PRODUCTS & CHEMICALS, INC.....        485
      3,000        DEGREES AIRGAS, INC...............         42
      2,300        ALBEMARLE CORP....................         55
      8,300        CALGON CARBON CORP................         89
      6,150        ENGELHARD CORP....................        107
      2,300        GEORGIA GULF CORP.................         70
      4,200        GRACE (W.R.) & CO.................        338
      3,300        GREAT LAKES CHEMICAL CORP.........        148
      1,900        DEGREES KAISER ALUMINUM CORP......         17
      5,200        MILLENNIUM CHEMICAL, INC..........        123
      1,800        MINERALS TECHNOLOGIES, INC........         82
      1,600        DEGREES NL INDUSTRIES, INC........         22
      3,200        OLIN CORP.........................        150
      9,000        PRAXAIR, INC......................        405
      6,800        UNION CARBIDE CORP................        292
                                                        --------
                                                           2,425
                                                        --------
                  INDUSTRIAL MACHINERY, NEC--0.02%
      1,200        APPLIED POWER, INC (CLASS A)......         83
      2,300        DEGREES UNOVA, INC................         38
                                                        --------
                                                             121
                                                        --------
                  INDUSTRIAL ORGANIC CHEMICALS--0.12%
        700        ARCO CHEMICAL CO..................         33
      4,500        CROMPTON & KNOWLES CORP...........        119
      7,200        ETHYL CORP........................         55
      3,700        LUBRIZOL CORP.....................        136
      1,900        OM GROUP, INC.....................         70
      2,300        ROHM & HAAS CO....................        220
                                                        --------
                                                             633
                                                        --------
                  INSURANCE AGENTS, BROKERS, AND
                   SERVICE--0.29%
      4,206        ALLMERICA FINANCIAL CORP..........        210
      8,550        AON CORP..........................        501
      1,350        BERKLEY (W.R.) CORP...............         59
      2,200        GALLAGHER (ARTHUR J.) & CO........         76
      8,400        MARSH & MCLENNAN COS, INC.........        626
      3,400        SELECTIVE INSURANCE GROUP, INC....         92
                                                        --------
                                                           1,564
                                                        --------
                  INSURANCE CARRIERS, NEC--0.08%
      4,800        MBIA, INC.........................        321
      4,500        WESTERN NATIONAL CORP.............        133
                                                        --------
                                                             454
                                                        --------
                  IRON ORES--0.01%
      1,300        CLEVELAND CLIFFS, INC.............         60
                                                        --------

                  JEWELRY, SILVERWARE, AND PLATED
                   WARE--0.02%
      2,400        JOSTENS, INC......................         55
      2,100        TIFFANY & CO......................         76
                                                        --------
                                                             131
                                                        --------
                  KNITTING MILLS--0.03%
      2,500        GUILFORD MILLS, INC...............         68
      1,800        ST. JOHN KNITS, INC...............         72
                                                        --------
                                                             140
                                                        --------
                  LANDSCAPE AND HORTICULTURAL
                   SERVICES--0.01%
      2,000        ROLLINS, INC......................         41
                                                        --------

                  LAUNDRY, CLEANING, AND GARMENT
                   SERVICES--0.07%
      3,800        CINTAS CORP.......................        148
      1,800        G & K SERVICES, INC (CLASS A).....         76
      2,900        NATIONAL SERVICE INDUSTRIES,
                    INC..............................        144
                                                        --------
                                                             368
                                                        --------
                  LEAD AND ZINC ORES--0.00%
      5,000        DEGREES HECLA MINING CO...........         25
                                                        --------

                  LEATHER TANNING AND
                   FINISHING--0.02%
      3,625        WOLVERINE WORLD WIDE, INC.........         82
                                                        --------

                  LEGAL SERVICES--0.01%
      1,900        DEGREES PREPAID LEGAL SERVICES,
                    INC..............................         65
                                                        --------

                  LIFE INSURANCE--3.27%
      2,700        20TH CENTURY INDUSTRIES...........         70
      8,467        AETNA, INC........................        597
      2,600        AMERICAN BANKERS INSURANCE GROUP,
                    INC..............................        119
     14,377        AMERICAN GENERAL CORP.............        777
     36,250        AMERICAN INTERNATIONAL GROUP,
                    INC..............................      3,942
      1,000        AMERUS LIFE HOLDINGS, INC (CLASS
                    A)...............................         37

                       See notes to financial statements.

                                                         VALUE
   SHARES                                                (000)
 ----------                                             --------
                  LIFE INSURANCE--(continued)
     10,000        CHUBB CORP........................   $    756
      4,300        CIGNA CORP........................        744
      3,296        CINCINNATI FINANCIAL CORP.........        464
     10,932        CONSECO, INC......................        497
      2,400        DEGREES DELPHI FINANCIAL GROUP,
                    INC..............................        108
      5,200        EQUITABLE COS, INC................        259
      1,650        FREMONT GENERAL CORP..............         90
      4,700        GENERAL REINSURANCE CORP..........        996
      2,100        HARTFORD LIFE, INC (CLASS A)......         95
      2,820        DEGREES HIGHLANDS INSURANCE GROUP,
                    INC..............................         80
      4,300        JEFFERSON-PILOT CORP..............        335
      1,700        JOHN ALDEN FINANCIAL CORP.........         41
      1,100        LIBERTY CORP......................         51
      1,400        LIBERTY FINANCIAL COS, INC........         53
        900        LIFE RE CORP......................         59
      6,000        LINCOLN NATIONAL CORP.............        469
      4,100        LOEWS CORP........................        435
        800        NATIONWIDE FINANCIAL SERVICES, INC
                    (CLASS A)........................         29
      1,700        OHIO CASUALTY CORP................         76
      5,400        OLD REPUBLIC INTERNATIONAL CORP...        201
      2,000        ORION CAPITAL CORP................         93
      5,800        PENNCORP FINANCIAL GROUP, INC.....        207
      3,800        PRESIDENTIAL LIFE CORP............         77
      1,800        PROTECTIVE LIFE CORP..............        108
      4,200        DEGREES PROVIDENT COS, INC........        162
      4,900        PROVIDIAN FINANCIAL CORP..........        221
      3,050        REINSURANCE GROUP OF AMERICA,
                    INC..............................        130
      3,400        RELIANCE GROUP HOLDINGS, INC......         48
      5,525        RELIASTAR FINANCIAL CORP..........        228
     11,250        SUNAMERICA, INC...................        481
      8,300        TORCHMARK CORP....................        349
     69,898        TRAVELERS GROUP, INC..............      3,766
      2,400        DEGREES UICI......................         84
      8,000        UNUM CORP.........................        435
                                                        --------
                                                          17,769
                                                        --------
                  LOGGING--0.01%
      2,142        DELTIC TIMBER CORP................         59
                                                        --------

                  LUGGAGE--0.01%
      1,400        DEGREES SAMSONITE CORP............         44
                                                        --------

                  LUMBER AND CONSTRUCTION
                   MATERIALS--0.08%
      5,300        GEORGIA PACIFIC CORP
                    (PACKAGING GROUP)................        322
      5,300        DEGREES GEORGIA-PACIFIC CORP
                    (TIMBER GROUP)...................        120
                                                        --------
                                                             442
                                                        --------
                  LUMBER AND OTHER BUILDING
                   MATERIALS--0.56%
      1,500        DEGREES EAGLE HARDWARE & GARDEN,
                    INC..............................         29
     44,400        HOME DEPOT, INC...................      2,614
      8,700        LOWES COS, INC....................        415
                                                        --------
                                                           3,058
                                                        --------
                  MACHINERY, EQUIPMENT, AND
                   SUPPLIES--0.01%
      1,200        AAR CORP..........................         47
                                                        --------

                  MAILING, REPRODUCTION AND
                   STENOGRAPHIC SERVICES--0.02%
      3,600        DEGREES ADVO, INC.................         70
      1,100        DEGREES AMERICAN BUSINESS
                    INFORMATION, INC (CLASS A).......         12
      1,100        DEGREES AMERICAN BUSINESS
                    INFORMATION, INC (CLASS B).......         11
                                                        --------
                                                              93
                                                        --------
                  MANAGEMENT AND PUBLIC
                   RELATIONS--0.10%
      2,100        DEGREES ABR INFORMATION SERVICES,
                    INC..............................         50
      5,200        DEGREES CORRECTIONS CORP OF
                    AMERICA..........................        193
      2,600        DEGREES GARTNER GROUP, INC
                    (CLASS A)........................         97
      5,200        DEGREES MEDAPHIS CORP.............         34
      1,200        DEGREES WACKENHUT CORRECTIONS
                    CORP.............................         32
      4,200        WHEELABRATOR TECHNOLOGIES, INC....         67
      1,700        DEGREES WHITTMAN HART, INC........         58
                                                        --------
                                                             531
                                                        --------
                  MANIFOLD BUSINESS FORMS--0.02%
      1,200        STANDARD REGISTER, INC............         42
      2,400        WALLACE COMPUTER SERVICES, INC....         93
                                                        --------
                                                             135
                                                        --------
                  MEASURING AND CONTROLLING
                   DEVICES--0.47%
      1,600        DEGREES ALLEN TELECOM, INC........         30
      1,800        BECKMAN INSTRUMENTS, INC..........         72
      1,500        DEGREES BURR BROWN CORP...........         48
      2,300        DEGREES C-CUBE MICROSYSTEMS,
                    INC..............................         38
      1,900        DEGREES COGNEX CORP...............         52
      1,500        DEGREES CREDENCE SYSTEMS CORP.....         44
      2,000        DEGREES CYMER, INC................         30
      1,400        DEGREES DIONEX CORP...............         70
      2,900        EG & G, INC.......................         60
      2,500        DEGREES ELECTROGLAS, INC..........         39
      1,500        FISHER SCIENTIFIC INTERNATIONAL,
                    INC..............................         72
      1,700        DEGREES GENRAD, INC...............         51
      1,500        DEGREES HAEMONETICS CORP..........         21
      7,600        HONEYWELL, INC....................        521
      2,300        DEGREES INPUT/OUTPUT, INC.........         68
      5,000        JOHNSON CONTROLS, INC.............        239
      5,200        DEGREES KLA-TENCOR CORP...........        201
      1,400        LIFE TECHNOLOGIES, INC............         47
      2,600        MILLIPORE CORP....................         88
      2,600        PERKIN-ELMER CORP.................        185
      3,150        TEKTRONIX, INC....................        125
      4,900        DEGREES TERADYNE, INC.............        157
      1,125        DEGREES THERMO INSTRUMENT SYSTEMS,
                    INC..............................         39
      1,100        DEGREES THERMOQUEST CORP..........         20
      2,000        DEGREES UNIPHASE CORP.............         83
      1,800        DEGREES WATERS CORP...............         68
      5,900        X RITE, INC.......................        108
                                                        --------
                                                           2,576
                                                        --------

                       See notes to financial statements.

                                                         VALUE
   SHARES                                                (000)
 ----------                                             --------
                  MEAT PRODUCTS--0.24%
      3,400        BOB EVANS FARMS, INC..............   $     75
      2,800        CHIQUITA BRANDS INTERNATIONAL,
                    INC..............................         46
     28,900        CONAGRA, INC......................        948
      6,100        IBP, INC..........................        128
      2,600        DEGREES SMITHFIELD FOODS, INC.....         86
                                                        --------
                                                           1,283
                                                        --------
                  MEDICAL AND DENTAL
                   LABORATORIES--0.01%
      2,962        DEGREES QUEST DIAGNOSTICS, INC....         50
                                                        --------
                  MEDICAL INSTRUMENTS AND
                   SUPPLIES--1.89%
      1,400        DEGREES ACUSON CORP...............         23
      5,200        DEGREES ALZA CORP.................        165
      1,400        ARROW INTERNATIONAL, INC..........         52
      2,100        DEGREES ARTERIAL VASCULAR
                    ENGINEERING, INC.................        137
      2,500        DEGREES ATL ULTRASOUND, INC.......        115
      2,400        BALLARD MEDICAL PRODUCTS CO.......         58
      3,500        BARD (C.R.), INC..................        110
      6,800        BECTON DICKINSON & CO.............        340
      5,900        BIOMET, INC.......................        151
      7,442        DEGREES BOSTON SCIENTIFIC CORP....        341
      1,900        DEGREES CYTYC CORP................         47
      2,400        DENTSPLY INTERNATIONAL, INC.......         73
      1,400        DEPUY, INC........................         40
      8,912        GUIDANT CORP......................        555
      2,200        INVACARE CORP.....................         48
     81,602        JOHNSON & JOHNSON CO..............      5,376
     28,300        MEDTRONIC, INC....................      1,480
      1,500        MENTOR CORP.......................         55
      1,300        DEGREES SAFESKIN CORP.............         74
      1,500        DEGREES SOFAMOR DANEK GROUP,
                    INC..............................         98
      5,350        DEGREES ST. JUDE MEDICAL, INC.....        163
      2,100        DEGREES STERIS CORP...............        101
      4,700        STRYKER CORP......................        175
      3,850        DEGREES SUMMIT TECHNOLOGY, INC....         17
      4,400        DEGREES SUNRISE MEDICAL, INC......         68
      3,100        DEGREES SYBRON INTERNATIONAL
                    CORP.............................        146
      1,900        DEGREES THERMEDICS, INC...........         31
      4,500        U.S. SURGICAL CORP................        132
      2,000        VARIAN ASSOCIATES, INC............        101
      2,200        DEGREES VIVUS, INC................         23
                                                        --------
                                                          10,295
                                                        --------
                  MEDICAL SERVICE AND HEALTH
                   INSURANCE--0.26%
      7,950        AFLAC, INC........................        406
        500        DEGREES CNA FINANCIAL CORP........         64
      2,500        DEGREES CONCENTRA MANAGED CARE,
                    INC..............................         84
      2,800        DEGREES COVENTRY CORP.............         43
      6,500        DEGREES FOUNDATION HEALTH SYSTEMS
                    (CLASS A)........................        145
      1,400        DEGREES FPA MEDICAL MANAGEMENT,
                    INC..............................         26
      4,500        DEGREES OXFORD HEALTH PLANS,
                    INC..............................         70
        512        DEGREES PACIFICARE HEALTH SYSTEMS,
                    INC (CLASS A)....................         26
      1,952        DEGREES PACIFICARE HEALTH SYSTEMS,
                    INC (CLASS B)....................        102
      2,700        DEGREES PHYMATRIX CORP............         43
      4,950        DEGREES QUORUM HEALTH GROUP,
                    INC..............................        129
      3,900        TRAVELERS PROPERTY CASUALTY
                    CORP.............................        172
      3,100        DEGREES TRIGON HEALTHCARE, INC....         81
        900        UNITED WISCONSIN SERVICES, INC....         23
        567        DEGREES WELLPOINT HEALTH NETWORKS,
                    INC..............................         24
                                                        --------
                                                           1,438
                                                        --------
                  MEN'S AND BOYS' CLOTHING
                   STORES--0.01%
        900        DEGREES MENS WAREHOUSE, INC.......         31
                                                        --------

                  MEN'S AND BOYS' FURNISHINGS--0.11%
      1,800        AUTHENTIC FITNESS CORP............         33
      4,100        DEGREES FRUIT OF THE LOOM, INC
                    (CLASS A)........................        105
      2,500        RUSSELL CORP......................         66
      6,400        VF CORP...........................        294
      3,800        WARNACO GROUP, INC (CLASS A)......        119
                                                        --------
                                                             617
                                                        --------
                  MEN'S AND BOYS' SUITS AND
                   COATS--0.01%
      2,500        KELLWOOD CO.......................         75
                                                        --------

                  METAL CANS AND SHIPPING
                   CONTAINERS--0.08%
      2,076        BALL CORP.........................         73
      7,100        CROWN CORK & SEAL CO, INC.........        356
                                                        --------
                                                             429
                                                        --------
                  METAL FORGINGS AND STAMPINGS--0.13%
      2,100        DEGREES HEXCEL CORP...............         52
      2,100        MASCOTECH, INC....................         39
      9,600        ROCKWELL INTERNATIONAL CORP.......        502
      1,300        DEGREES TOWER AUTOMOTIVE, INC.....         55
      1,900        DEGREES WYMAN-GORDON CO...........         37
                                                        --------
                                                             685
                                                        --------
                  METALS AND MINERALS, EXCEPT
                   PETROLEUM--0.02%
      3,100        COMMERCIAL METALS CO..............         98
         20        WESCO FINANCIAL CORP..............          6
                                                        --------
                                                             104
                                                        --------
                  METALWORKING MACHINERY--0.07%
      5,000        BLACK & DECKER CORP...............        195
      2,400        CINCINNATI MILACRON, INC..........         62
      1,848        KENNAMETAL, INC...................         96
      2,100        DEGREES MOHAWK INDUSTRIES, INC....         46
      6,100        x DEGREES MOLTEN METAL TECHNOLOGY,
                    INC..............................          1
                                                        --------
                                                             400
                                                        --------

                       See notes to financial statements.

                                                         VALUE
   SHARES                                                (000)
 ----------                                             --------
                  MISCELLANEOUS AMUSEMENT, RECREATION
                   SERVICES--0.09%
        600        DEGREES ANCHOR GAMING CO..........   $     33
      3,000        DEGREES BOYD GAMING CORP..........         20
        600        CARNIVAL CORP (CLASS A)...........         33
      5,300        DEGREES CIRCUS CIRCUS ENTERPRISES,
                    INC..............................        109
     10,100        DEGREES MIRAGE RESORT, INC........        230
      1,000        DEGREES PREMIER PARKS, INC........         41
      1,100        DEGREES SPEEDWAY MOTORSPORTS,
                    INC..............................         27
                                                        --------
                                                             493
                                                        --------
                  MISCELLANEOUS APPAREL AND ACCESSORY
                   STORES--0.06%
     10,000        TJX COS, INC......................        344
                                                        --------
                  MISCELLANEOUS APPAREL AND
                   ACCESSORIES--0.01%
      2,700        DEGREES NAUTICA ENTERPRISES,
                    INC..............................         63
                                                        --------

                  MISCELLANEOUS BUSINESS
                   SERVICES--0.23%
      1,000        DEGREES APAC TELESERVICES, INC....         14
      1,000        DEGREES CARIBINER INTERNATIONAL,
                    INC..............................         45
      3,300        DEGREES CHECKFREE CORP............         89
      9,100        EQUIFAX, INC......................        322
        900        FAIR ISSAC & CO, INC..............         30
      2,000        DEGREES HEALTHCARE COMPARE CO.....        102
      1,500        DEGREES INTERMEDIA COMMUNICATIONS,
                    INC..............................         91
      2,700        DEGREES METROMEDIA INTERNATIONAL
                    GROUP, INC.......................         26
      1,200        DEGREES NOVA CORP.................         30
      6,400        DEGREES PAGING NETWORK, INC.......         69
      1,200        DEGREES PAYMENTECH, INC...........         18
      2,400        PITTSTON BRINKS GROUP CO..........         97
      8,150        DEGREES PLAYERS INTERNATIONAL,
                    INC..............................         26
      4,700        DEGREES SITEL CORP................         43
      3,300        SOTHEBYS HOLDINGS, INC (CLASS A)..         61
        700        DEGREES SPS TRANSACTION SERVICES,
                    INC..............................         16
      1,300        DEGREES SYLVAN LEARNING SYSTEMS,
                    INC..............................         51
      2,000        DEGREES TELETECH HOLDINGS, INC....         23
      6,300        VIAD CORP.........................        122
                                                        --------
                                                           1,275
                                                        --------
                  MISCELLANEOUS CHEMICAL
                   PRODUCTS--0.22%
      1,700        BETZDEARBORN, INC.................        104
      4,200        CABOT CORP........................        116
      3,000        DEGREES CYTEC INDUSTRIES, INC.....        141
        807        FULLER (H.B.) CO..................         40
      8,000        MORTON INTERNATIONAL, INC.........        275
      4,000        NALCO CHEMICAL CORP...............        158
      1,600        DEGREES SCHERER (R.P.) CORP.......         98
      2,300        DEGREES SMITH INTERNATIONAL,
                    INC..............................        141
      1,300        THIOKOL CORP......................        106
                                                        --------
                                                           1,179
                                                        --------
                  MISCELLANEOUS CONVERTED PAPER
                   PRODUCTS--0.51%
      2,700        DEGREES AMERICAN PAD & PAPER CO...         26
      6,100        AVERY DENNISON CORP...............        273
      3,200        BEMIS, INC........................        141
      4,960        DEGREES CROWN VANTAGE, INC........         35
      2,500        FIRST BRANDS CORP.................         67
      7,325        FORT JAMES CORP...................        280
     33,200        KIMBERLY-CLARK CORP...............      1,637
      1,500        DEGREES MAIL-WELL, INC............         61
      3,375        DEGREES PAXAR CORP................         50
      4,500        DEGREES PLAYTEX PRODUCTS, INC.....         46
      4,865        SONOCO PRODUCTS CO................        169
                                                        --------
                                                           2,785
                                                        --------
                  MISCELLANEOUS DURABLE GOODS--0.12%
     13,000        DEGREES COSTCO COS, INC...........        580
      2,600        DEGREES HA-LO INDUSTRIES, INC.....         68
                                                        --------
                                                             648
                                                        --------
                  MISCELLANEOUS ELECTRICAL EQUIPMENT
                   AND SUPPLIES--0.04%
      1,500        DEGREES APPLIED MAGNETICS CORP....         17
      1,900        EXIDE CORP........................         49
      1,200        DEGREES HUTCHINSON TECHNOLOGY,
                    INC..............................         26
      2,700        DEGREES KOMAG, INC................         40
      2,100        KUHLMAN CORP......................         82
                                                        --------
                                                             214
                                                        --------
                  MISCELLANEOUS EQUIPMENT RENTAL AND
                   LEASING--0.01%
      2,800        DEGREES ANIXTER INTERNATIONAL,
                    INC..............................         46
        800        DEGREES US RENTALS, INC...........         19
                                                        --------
                                                              65
                                                        --------
                  MISCELLANEOUS FABRICATED METAL
                   PRODUCTS--0.13%
      1,900        AEROQUIP-VICKERS, INC.............         93
      2,500        CRANE CO..........................        108
      3,100        HARSCO CORP.......................        134
      6,650        PARKER-HANNIFIN CORP..............        305
      2,500        POLARIS INDUSTRIES, INC...........         76
                                                        --------
                                                             716
                                                        --------
                  MISCELLANEOUS FOOD AND KINDRED
                   PRODUCTS--0.04%
      4,000        MCCORMICK & CO, INC (NON-VOTE)....        112
      1,900        UNIVERSAL FOODS CORP..............         80
                                                        --------
                                                             192
                                                        --------
                  MISCELLANEOUS FOOD STORES--0.05%
      3,800        NATURES SUNSHINE PRODUCTS, INC....         99
      4,400        DEGREES STARBUCKS CORP............        169
                                                        --------
                                                             268
                                                        --------
                  MISCELLANEOUS GENERAL MERCHANDISE
                   STORES--0.05%
      2,700        CASEYS GENERAL STORES, INC........         69
      5,597        DOLLAR GENERAL CORP...............        203
                                                        --------
                                                             272
                                                        --------
                  MISCELLANEOUS INVESTING--1.26%
      3,300        APARTMENT INVESTMENT & MANAGEMENT
                    CO...............................        121
      3,400        ARDEN REALTY GROUP, INC...........        105
      3,900        AVALON PROPERTIES, INC............        121
      3,500        BAY APARTMENT COMMUNITIES, INC....        137
      3,600        BRE PROPERTIES, INC (CLASS A).....        101

                       See notes to financial statements.

                                                         VALUE
   SHARES                                                (000)
 ----------                                             --------
                  MISCELLANEOUS
                   INVESTING--(continued)
      3,600        CAMDEN PROPERTY TRUST.............   $    112
      3,666        CAPSTEAD MORTGAGE CORP............         73
      4,100        CARRAMERICA REALTY CORP...........        130
      3,900        CHATEAU PROPERTIES, INC...........        123
      4,000        DEGREES CORNERSTONE PROPERTIES,
                    INC..............................         77
      3,400        COUSINS PROPERTIES, INC...........        100
      6,300        CRESCENT REAL ESTATE EQUITIES,
                    INC..............................        248
        400        DEGREES CRESECENT OPERATING,
                    INC..............................         10
      3,000        DEVELOPERS DIVERSIFIED REALTY
                    CORP.............................        115
      5,349        DUKE REALTY INVESTMENTS, INC......        130
      4,779        DYNEX CAPITAL, INC................         64
      3,440        DEGREES ECHELON INTERNATIONAL
                    CORP.............................         77
      4,950        DEGREES EQUITY OFFICE PROPERTIES
                    TRUST............................        156
      5,250        EQUITY RESIDENTIAL PROPERTIES
                    TRUST CO.........................        265
      3,100        FEDERAL REALTY INVESTMENT TRUST...         80
      2,800        FELCOR SUITE HOTELS, INC..........         99
      3,300        FIRST INDUSTRIAL REALTY TRUST,
                    INC..............................        119
      3,100        GENERAL GROWTH PROPERTIES, INC....        112
      3,300        DEGREES GLENBOROUGH REALTY TRUST,
                    INC..............................         98
      7,600        HEALTH AND RETIREMENT PROPERTY
                    TRUST............................        152
      3,700        HEALTH CARE PROPERTY INVESTORS,
                    INC..............................        140
      3,100        HIGHWOODS PROPERTIES, INC.........        115
      3,166        DEGREES HOMESTEAD VILLAGE, INC....         48
      3,000        HOSPITALITY PROPERTIES TRUST......         99
      4,153        INMC MORTGAGE HOLDINGS, INC.......         97
      2,500        KILROY REALTY CORP................         72
      2,800        KIMCO REALTY CORP.................         99
      4,600        LIBERTY PROPERTY TRUST CO.........        131
      2,200        LNR PROPERTY CORP.................         52
        900        MACERICH CO.......................         26
      3,300        MACK-CALI REALTY CORP.............        135
      2,767        DEGREES MEDITRUST CORP PAIRED.....        101
      4,694        MERRY LAND & INVESTMENT CO, INC...        107
      2,600        NATIONAL HEALTH INVESTORS, INC....        109
      3,800        NATIONWIDE HEALTH PROPERTIES,
                    INC..............................         97
      5,748        NEW PLAN REALTY TRUST.............        147
      4,300        OMEGA HEALTHCARE INVESTORS, INC...        166
      2,498        PATRIOT AMERICAN HOSPITALITY,
                    INC..............................         72
      2,500        POST PROPERTIES, INC..............        102
      3,200        PRENTISS PROPERTIES TRUST.........         89
      4,800        PUBLIC STORAGE, INC...............        141
      3,400        REALTY INCOME CORP................         86
      4,000        RECKSON ASSOCIATES REALTY CORP....        102
      1,800        REDWOOD TRUST, INC................         37
      2,187        SECURITY CAPITAL ATLANTIC, INC....         46
        355        DEGREES SECURITY CAPITAL GROUP,
                    INC WTS 09/18/98.................          2
      4,790        SECURITY CAPITAL INDUSTRIAL
                    TRUST............................        119
      3,685        SECURITY CAPITAL PACIFIC TRUST....         89
      4,000        SHURGARD STORAGE CENTERS, INC.....        116
      7,264        SIMON DEBARTOLO GROUP, INC........        237
      3,300        SPIEKER PROPERTIES, INC...........        141
      3,600        STORAGE USA, INC..................        144
      7,400        TAUBMAN CENTERS, INC..............         96
      2,800        TRINET CORPORATE REALTY TRUST,
                    INC..............................        108
      9,147        UNITED DOMINION REALTY TRUST,
                    INC..............................        127
      4,200        VORNADO REALTY TRUST..............        197
      5,200        WASHINGTON REAL ESTATE INVESTMENT
                    TRUST............................         87
      2,500        DEGREES WELLSFORD REAL PROPERTIES,
                    INC..............................         39
      1,000        WESTFIELD AMERICA, INC............         17
                                                        --------
                                                           6,860
                                                        --------
                  MISCELLANEOUS MANUFACTURES--0.10%
      2,500        ARMSTRONG WORLD INDUSTRIES, INC...        187
      1,950        DEGREES BLYTH INDUSTRIES, INC.....         58
      1,900        BRADY (W.H.) CO (CLASS A).........         59
      6,400        INTERNATIONAL GAME TECHNOLOGY
                    CO...............................        162
        200        NACCO INDUSTRIES, INC (CLASS A)...         21
      1,600        DEGREES SODAK GAMING, INC.........         10
      1,300        DEGREES WMS INDUSTRIES, INC.......         27
                                                        --------
                                                             524
                                                        --------
                  MISCELLANEOUS METAL ORES--0.01%
      1,800        DEGREES STILLWATER MINING CO......         30
                                                        --------

                  MISCELLANEOUS NONDURABLE
                   GOODS--0.02%
      1,700        DEGREES DEPARTMENT 56, INC........         49
      1,500        RUSS BERRIE & CO, INC.............         39
      2,600        TERRA INDUSTRIES, INC.............         34
                                                        --------
                                                             122
                                                        --------
                  MISCELLANEOUS NONMETALLIC MINERAL
                   PRODUCTS--0.38%
     25,100        MINNESOTA MINING & MANUFACTURING
                    CO...............................      2,060
                                                        --------

                  MISCELLANEOUS NONMETALLIC
                   MINERALS--0.00%
      2,600        JOHNS MANVILLE CORP...............         26
                                                        --------

                  MISCELLANEOUS PERSONAL
                   SERVICES--0.05%
      6,000        BLOCK (H&R), INC..................        269
      1,200        DEGREES THERMOLASE CORP...........         13
                                                        --------
                                                             282
                                                        --------

                       See notes to financial statements.

                                                         VALUE
   SHARES                                                (000)
 ----------                                             --------
                  MISCELLANEOUS PETROLEUM AND COAL
                   PRODUCTS--0.40%
      5,000        AMERADA HESS CORP.................   $    274
     32,116        DEGREES TEXACO, INC...............      1,746
      3,800        WITCO CORP........................        155
                                                        --------
                                                           2,175
                                                        --------
                  MISCELLANEOUS PLASTICS PRODUCTS,
                   NEC--0.76%
      1,600        APTARGROUP, INC...................         89
     13,800        DOW CHEMICAL CO...................      1,401
     36,000        MONSANTO CO.......................      1,512
      3,600        PREMARK INTERNATIONAL, INC........        104
      5,400        RAYCHEM CORP......................        233
      9,100        RUBBERMAID, INC...................        228
      2,100        SCHULMAN (A.), INC................         53
      2,900        DEGREES SEALED AIR CORP...........        179
      6,560        SOLUTIA, INC......................        175
      1,500        DEGREES SYNETIC, INC..............         55
        700        TREDEGAR INDUSTRIES, INC..........         46
      2,400        TUPPERWARE CORP...................         67
                                                        --------
                                                           4,142
                                                        --------
                  MISCELLANEOUS SHOPPING GOOD
                   STORES--0.23%
        500        DEGREES AMAZON.COM, INC...........         30
      3,000        DEGREES BARNES & NOBLE, INC.......        100
      4,500        DEGREES BORDERS GROUP, INC........        141
      1,500        DEGREES MICHAELS STORES, INC......         44
      9,100        DEGREES OFFICE DEPOT, INC.........        218
      7,050        DEGREES OFFICEMAX, INC............        100
      2,250        DEGREES THE SPORTS AUTHORITY,
                    INC..............................         33
     16,787        DEGREES TOYS R US, INC............        528
      3,200        DEGREES ZALE CORP.................         74
                                                        --------
                                                           1,268
                                                        --------
                  MISCELLANEOUS TRANSPORTATION
                   EQUIPMENT--0.02%
      4,200        ARCTIC CAT, INC...................         41
      1,600        FLEETWOOD ENTERPRISES, INC........         68
                                                        --------
                                                             109
                                                        --------
                  MOBILE HOME DEALERS--0.02%
      2,800        OAKWOOD HOMES CORP................         93
                                                        --------

                  MORTGAGE BANKERS AND BROKERS--0.50%
      1,500        AAMES FINANCIAL CORP..............         19
      2,100        DEGREES CITYSCAPE FINANCIAL
                    CORP.............................          1
        300        DEGREES CONTIFINANCIAL CORP.......          8
      6,304        COUNTRYWIDE CREDIT INDUSTRIES,
                    INC..............................        270
     34,551        FIRST UNION CORP..................      1,771
      7,500        GREEN TREE FINANCIAL CORP.........        196
      2,200        DEGREES HOMESIDE, INC.............         61
      2,100        DEGREES IMPERIAL CREDIT
                    INDUSTRIES, INC..................         43
      1,400        PMI GROUP, INC....................        101
      1,600        PULTE CORP........................         67
        900        SIRROM CAPITAL CORP...............         47
      2,200        UNITED COS FINANCIAL CORP.........         34
      1,900        UNITRIN, INC......................        123
                                                        --------
                                                           2,741
                                                        --------
                  MOTION PICTURE PRODUCTION AND
                   SERVICES--0.87%
     41,478        DISNEY (WALT) CO..................      4,109
      1,700        KING WORLD PRODUCTIONS, INC.......         98
     13,612        DEGREES LIBERTY MEDIA GROUP (CLASS
                    A)...............................        493
      1,100        DEGREES PIXAR, INC................         24
      2,700        DEGREES SPELLING ENTERTAINMENT
                    GROUP, INC.......................         19
                                                        --------
                                                           4,743
                                                        --------
                  MOTION PICTURE THEATERS--0.04%
      3,100        HARCOURT GENERAL, INC.............        170
      1,900        DEGREES REGAL CINEMAS, INC........         53
                                                        --------
                                                             223
                                                        --------
                  MOTOR VEHICLES AND EQUIPMENT--1.93%
      1,300        ARVIN INDUSTRIES, INC.............         43
      5,884        AUTOLIV, INC......................        193
     35,000        CHRYSLER CORP.....................      1,232
      6,300        DANA CORP.........................        299
      2,100        DANAHER CORP......................        133
      4,700        EATON CORP........................        419
      3,900        ECHLIN, INC.......................        141
     68,400        FORD MOTOR CO.....................      3,330
     42,926        GENERAL MOTORS CORP...............      2,602
      6,100        GENERAL MOTORS CORP (CLASS H).....        225
      2,440        DEGREES HAYES LEMMERZ
                    INTERNATIONAL, INC...............         68
     12,000        ILLINOIS TOOL WORKS, INC..........        722
      4,300        DEGREES LEAR CORP.................        204
      3,066        MERITOR AUTOMOTIVE, INC...........         65
      2,200        MODINE MANUFACTURING CO...........         75
      4,600        DEGREES NAVISTAR INTERNATIONAL
                    CORP.............................        114
      4,200        PACCAR, INC.......................        221
      2,700        REGAL-BELOIT CORP.................         80
      1,400        SMITH (A.O.) CORP.................         59
        900        SPX CORP..........................         62
      1,400        SUPERIOR INDUSTRIES INTERNATIONAL,
                    INC..............................         38
      2,800        TELEFLEX, INC.....................        106
      1,400        WABASH NATIONAL CORP..............         40
                                                        --------
                                                          10,471
                                                        --------
                  MOTOR VEHICLES, PARTS, AND
                   SUPPLIES--0.07%
     10,150        GENUINE PARTS CO..................        344
      1,300        DEGREES INSURANCE AUTO AUCTIONS,
                    INC..............................         15
                                                        --------
                                                             359
                                                        --------
                  MOTORCYCLES, BICYCLES, AND
                   PARTS--0.05%
      9,100        HARLEY DAVIDSON, INC..............        249
                                                        --------

                  NATURAL GAS LIQUIDS--0.07%
      3,000        COLUMBIA GAS SYSTEMS, INC.........        236
      2,100        NEW JERSEY RESOURCES CORP.........         84
      1,200        DEGREES TEJAS GAS CORP............         74
                                                        --------
                                                             394
                                                        --------
                  NEW AND USED CAR DEALERS--0.05%
      9,000        DEGREES AUTOZONE, INC.............        261
                                                        --------

                       See notes to financial statements.

                                                         VALUE
   SHARES                                                (000)
 ----------                                             --------
                  NEWSPAPERS--0.61%
      2,400        BELO (A.H.) CORP SERIES A.........   $    135
        900        CENTRAL NEWSPAPERS, INC (CLASS A).         67
      3,200        DOW JONES & CO, INC...............        172
     16,600        GANNETT CO, INC...................      1,026
      2,200        HARTE-HANKS COMMUNICATIONS, INC...         82
      2,500        HOLLINGER INTERNATIONAL, INC......         35
      3,800        DEGREES JOURNAL REGISTER CO.......         80
      5,100        KNIGHT-RIDDER, INC................        265
      2,900        LEE ENTERPRISES, INC..............         86
        800        MEDIA GENERAL, INC (CLASS A)......         33
      5,400        NEW YORK TIMES CO (CLASS A).......        357
      7,482        NEWS CORP LTD ADR (LTD-VOTE)......        149
      2,800        SCRIPPS (E.W.) CO (CLASS A).......        136
      4,400        TIMES MIRROR CO SERIES A..........        271
      6,000        TRIBUNE CO........................        374
        100        WASHINGTON POST CO (CLASS B)......         49
                                                        --------
                                                           3,317
                                                        --------
                  NONFERROUS FOUNDRIES
                   (CASTINGS)--0.02%
      2,800        STANDEX INTERNATIONAL CORP........         99
                                                        --------

                  NONFERROUS ROLLING AND
                   DRAWING--0.09%
      1,800        BELDEN, INC.......................         63
      1,300        DEGREES CABLE DESIGN TECHNOLOGIES
                    CO...............................         51
      2,300        DEGREES COMMSCOPE, INC............         31
      1,000        DEGREES ESSEX INTERNATIONAL,
                    INC..............................         30
      1,700        DEGREES GENERAL CABLE CORP........         62
      1,300        DEGREES MUELLER INDUSTRIES, INC...         77
      2,100        DEGREES OREGON METALLURGICAL
                    CORP.............................         70
      2,000        DEGREES RMI TITANIUM CO...........         40
      1,500        DEGREES WOLVERINE TUBE, INC.......         47
                                                        --------
                                                             471
                                                        --------
                  NONSTORE RETAILERS--0.26%
        600        DEGREES BRYLANE, INC..............         30
        400        DEGREES CDW COMPUTER CENTERS,
                    INC..............................         21
      2,900        FINGERHUT COS, INC................         62
      1,000        DEGREES GLOBAL DIRECTMAIL CORP....         17
      1,100        DEGREES LANDS END, INC............         39
      2,800        DEGREES MICRO WAREHOUSE, INC......         39
      1,400        DEGREES MSC INDUSTRIAL DIRECT CO
                    (CLASS A)........................         59
     22,000        SEARS ROEBUCK & CO................        996
     11,800        DEGREES SERVICE MERCHANDISE,
                    INC..............................         25
      1,600        STANHOME, INC.....................         41
      5,100        DEGREES VIKING OFFICE PRODUCTS,
                    INC..............................        111
                                                        --------
                                                           1,440
                                                        --------
                  NURSING AND PERSONAL CARE
                   FACILITIES--0.09%
        100        DEGREES ALTERNATIVE LIVING
                    SERVICES, INC....................          3
      5,600        DEGREES BEVERLY ENTERPRISES,
                    INC..............................         73
      2,200        DEGREES GENESIS HEALTH VENTURES,
                    INC..............................         58
      2,750        DEGREES HEALTH CARE & RETIREMENT
                    CORP.............................        111
      2,457        DEGREES LCA-VISION, INC...........          3
      2,900        MANOR CARE, INC...................        102
      2,600        DEGREES MARINER HEALTH GROUP,
                    INC..............................         42
      2,130        DEGREES PARAGON HEALTH NETWORK,
                    INC..............................         42
        800        DEGREES SUNRISE ASSISTED LIVING,
                    INC..............................         35
                                                        --------
                                                             469
                                                        --------
                  OFFICE FURNITURE--0.09%
      1,200        HON INDUSTRIES, INC...............         71
      2,600        KIMBALL INTERNATIONAL, INC
                    (CLASS B)........................         48
      1,200        DEGREES KNOLL, INC................         39
      3,000        MILLER (HERMAN), INC..............        164
      5,250        U.S. INDUSTRIES, INC..............        158
                                                        --------
                                                             480
                                                        --------
                  OFFICES AND CLINICS OF MEDICAL
                   DOCTORS--0.07%
      2,200        DEGREES MAGELLAN HEALTH SERVICES,
                    INC..............................         47
      3,800        DEGREES PHYCOR, INC...............        103
      3,200        DEGREES PHYSICIAN SALES & SERVICE,
                    INC..............................         69
      4,100        DEGREES PHYSICIANS RESOURCE GROUP,
                    INC..............................         18
      1,900        DEGREES SIERRA HEALTH SERVICES,
                    INC..............................         64
      3,166        DEGREES TOTAL RENAL CARE HOLDINGS,
                    INC..............................         87
                                                        --------
                                                             388
                                                        --------
                  OFFICES AND CLINICS OF
                   DENTISTS--0.01%
      2,000        DEGREES ORTHODONTIC CENTERS OF
                    AMERICA, INC.....................         33
                                                        --------

                  OFFICES OF OTHER HEALTH
                   PRACTITIONERS--0.00%
      1,800        DEGREES PHYSICIAN RELIANCE
                    NETWORK, INC.....................         19
                                                        --------

                  OIL AND GAS EXTRACTION--3.76%
     29,600        AMOCO CORP........................      2,520
      3,400        ANADARKO PETROLEUM CORP...........        206
      5,200        APACHE CORP.......................        182
      3,800        ASHLAND, INC......................        204
      2,000        DEGREES BARNETT RESOURCES CORP....         61
        900        DEGREES BELCO OIL & GAS CORP......         17
      2,600        DEGREES BROWN (TOM), INC..........         50
     10,045        BURLINGTON RESOURCES, INC.........        450
      3,000        CABOT OIL & GAS CORP (CLASS A)....         58
      2,900        CHESAPEAKE ENERGY CORP............         22
      5,200        CONSOLIDATED NATURAL GAS CO.......        315
      2,350        CROSS TIMBERS OIL CO..............         59
      1,500        DEVON ENERGY CORP.................         58
      7,347        DEGREES EEX CORP..................         67
      3,400        ENRON OIL & GAS CO................         72
    150,000        EXXON CORP........................      9,178
      1,400        DEGREES FORCENERGY GAS
                    EXPLORATION, INC.................         37
      3,200        DEGREES FOREST OIL CORP...........         53
      7,000        DEGREES GREY WOLF, INC............         38
      1,500        HELMERICH & PAYNE, INC............        102
      2,000        KCS ENERGY, INC...................         42
      2,800        KERR-MCGEE CORP...................        177
      1,600        DEGREES LOUIS DREYFUS NATURAL GAS
                    CORP.............................         30
      3,900        MITCHELL ENERGY & DEVELOPMENT CORP
                    (CLASS A)........................        115
     47,700        MOBIL CORP........................      3,443
      2,800        DEGREES NEWFIELD EXPLORATION CO...         65
      3,200        NOBLE AFFILIATES, INC.............        113
      1,400        DEGREES NUEVO ENERGY CO...........         57

                       See notes to financial statements.

                                                         VALUE
   SHARES                                                (000)
 ----------                                             --------
                  OIL AND GAS EXTRACTION--(continued)
     20,400        OCCIDENTAL PETROLEUM CORP.........   $    598
      6,900        DEGREES ORYX ENERGY CO............        176
     12,700        PHILLIPS PETROLEUM CO.............        618
      4,200        DEGREES PIONEER NATURAL RESOURCES
                    CO...............................        122
      1,900        POGO PRODUCING CO.................         56
      2,100        QUESTAR CORP......................         94
      1,500        DEGREES RUTHERFORD-MORAN OIL
                    CORP.............................         27
      6,400        DEGREES SANTA FE ENERGY RESOURCES,
                    INC..............................         72
      3,400        DEGREES SEAGULL ENERGY CORP.......         70
      3,500        SNYDER OIL CORP...................         64
      2,830        DEGREES SWIFT ENERGY CO...........         60
      2,300        DEGREES TRANSTEXAS GAS CORP.......         34
     14,714        UNION PACIFIC RESOURCES GROUP,
                    INC..............................        357
      4,700        UNION TEXAS PETROLEUM HOLDINGS,
                    INC..............................         98
      1,000        VASTAR RESOURCES, INC.............         36
      2,600        VINTAGE PETROLEUM, INC............         49
      2,500        WICOR, INC........................        116
                                                        --------
                                                          20,438
                                                        --------
                  OIL AND GAS FIELD SERVICES--0.76%
      1,200        DEGREES ATWOOD OCEANICS, INC......         57
      1,900        DEGREES BENTON OIL & GAS CO.......         25
      2,200        DEGREES BJ SERVICES CO............        158
      1,000        DEGREES CLIFFS DRILLING CO........         50
      4,200        DIAMOND OFFSHORE DRILLING, INC....        202
      8,400        ENSCO INTERNATIONAL, INC..........        281
      4,800        DEGREES FALCON DRILLING CO, INC...        168
      8,700        DEGREES GLOBAL MARINE, INC........        213
     15,932        HALLIBURTON CO....................        827
      3,100        DEGREES MARINE DRILLING CO, INC...         64
      5,900        DEGREES NABORS INDUSTRIES, INC....        185
      6,000        DEGREES NEWPARK RESOURCES, INC....        105
      7,200        DEGREES NOBLE DRILLING CORP.......        221
        900        DEGREES OCEAN ENERGY, INC.........         44
      4,800        PACIFIC ENTERPRISES, INC..........        181
      4,500        DEGREES PARKER DRILLING CO........         55
        700        DEGREES PATTERSON ENERGY, INC.....         27
      3,300        DEGREES POOL ENERGY SERVICES CO...         73
      3,300        DEGREES PRIDE INTERNATIONAL,
                    INC..............................         83
      4,100        DEGREES READING & BATES CORP......        172
      4,400        DEGREES ROWAN COS, INC............        134
      5,800        TRANSOCEAN OFFSHORE, INC..........        279
      3,200        DEGREES TUBOSCOPE, INC............         77
      2,200        DEGREES UNITED MERIDIAN CORP......         62
      1,300        DEGREES VERITAS DGC, INC..........         51
      3,400        DEGREES WEATHERFORD ENTERRA,
                    INC..............................        149
      2,300        DEGREES WESTERN ATLAS, INC........        170
                                                        --------
                                                           4,113
                                                        --------
                  OPERATIVE BUILDERS--0.06%
      1,700        CENTEX CORP.......................        107
      1,600        DEGREES FAIRFIELD COMMUNITIES,
                    INC..............................         71
      2,400        HILLENBRAND INDUSTRIES, INC.......        123
      2,200        LENNAR CORP.......................         47
                                                        --------
                                                             348
                                                        --------
                  OPHTHALMIC GOODS--0.03%
      2,900        BAUSCH & LOMB, INC................        115
      1,900        DEGREES COLE NATIONAL CORP
                    (CLASS A)........................         57
                                                        --------
                                                             172
                                                        --------
                  ORDNANCE AND ACCESSORIES,
                   NEC--0.02%
      1,000        DEGREES ALLIANT TECHSYSTEMS,
                    INC..............................         56
      1,600        DEGREES COLEMAN CO, INC...........         26
      1,700        STRUM, RUGER & CO, INC............         31
                                                        --------
                                                             113
                                                        --------
                  PAINT, GLASS, AND WALLPAPER
                   STORES--0.01%
      2,600        APOGEE ENTERPRISES, INC...........         31
                                                        --------

                  PAINTS AND ALLIED PRODUCTS--0.10%
      1,500        DEXTER CORP.......................         65
      2,250        FERRO CORP........................         55
      6,531        RPM, INC..........................        100
      8,900        SHERWIN-WILLIAMS CO...............        247
      2,400        VALSPAR CORP......................         77
                                                        --------
                                                             544
                                                        --------
                  PAPER AND PAPER PRODUCTS--0.16%
        700        DEGREES BOISE CASCADE OFFICE
                    PRODUCTS CORP....................         10
      7,300        DEGREES CORPORATE EXPRESS, INC....         94
      8,300        IKON OFFICE SOLUTIONS, INC........        233
      9,650        DEGREES STAPLES, INC..............        268
      6,450        DEGREES U.S. OFFICE PRODUCTS CO...        127
      5,050        UNISOURCE WORLDWIDE, INC..........         72
      1,200        DEGREES UNITED STATIONERS, INC....         58
                                                        --------
                                                             862
                                                        --------
                  PAPER MILLS--0.25%
      2,300        BOWATER, INC......................        102
      5,600        CHAMPION INTERNATIONAL CORP.......        254
      1,200        CONSOLIDATED PAPERS, INC..........         64
      2,000        GLATFELTER (P.H.) CO..............         37
      3,400        LONGVIEW FIBRE CO.................         52
      5,700        MEAD CORP.........................        160
      2,800        PENTAIR, INC......................        101
      1,500        POTLATCH CORP.....................         65
      2,240        SCHWEITZER-MAUDUIT INTERNATIONAL,
                    INC..............................         83
      4,000        UNION CAMP CORP...................        215
      2,000        WAUSAU-MOSINEE PAPER CORP.........         40
      5,350        WESTVACO CORP.....................        168
                                                        --------
                                                           1,341
                                                        --------
                  PAPERBOARD CONTAINERS AND
                   BOXES--0.02%
      1,500        DEGREES ACX TECHNOLOGIES, INC.....         37
      5,600        DEGREES STONE CONTAINER CORP......         58
                                                        --------
                                                              95
                                                        --------

                       See notes to financial statements.

                                                         VALUE
   SHARES                                                (000)
 ----------                                             --------
                  PAPERBOARD MILLS--0.17%
      1,800        CARAUSTAR INDUSTRIES, INC.........   $     62
      1,400        CHESAPEAKE CORP...................         48
     17,514        INTERNATIONAL PAPER CO............        755
      1,400        DEGREES JEFFERSON SMURFIT CORP....         20
        600        ST. JOE CORP......................         54
                                                        --------
                                                             939
                                                        --------
                  PASSENGER TRANSPORTATION
                   ARRANGEMENT--0.48%
     28,700        AMERICAN EXPRESS CO...............      2,561
      2,100        DEGREES SABRE GROUP HOLDINGS,
                    INC..............................         61
                                                        --------
                                                           2,622
                                                        --------
                  PENSION, HEALTH, AND WELFARE
                   FUNDS--0.01%
      1,500        AMERICAN ANNUITY GROUP, INC.......         33
                                                        --------

                  PERIODICALS--0.38%
      2,900        x DEGREES MARVEL ENTERTAINMENT
                    GROUP, INC.......................          1
      2,800        MEREDITH CORP.....................        100
      8,600        DEGREES PRIMEDIA, INC.............        109
      4,500        READER'S DIGEST ASSOCIATION, INC
                    (CLASS A) (NON-VOTE).............        106
     27,031        TIME WARNER, INC..................      1,676
      3,200        DEGREES WORLD COLOR PRESS, INC....         85
                                                        --------
                                                           2,077
                                                        --------
                  PERSONAL CREDIT INSTITUTIONS--0.26%
      2,400        ADVANTA CORP (CLASS A)............         63
      2,200        DEGREES AMERICREDIT CORP..........         61
      2,900        BENEFICIAL CORP...................        241
      1,600        DEGREES CREDIT ACCEPTANCE CORP....         12
      1,500        DEGREES FIRSTPLUS FINANCIAL GROUP,
                    INC..............................         58
      6,403        HOUSEHOLD INTERNATIONAL, INC......        817
      2,300        LEUCADIA NATIONAL CORP............         79
      6,450        DEGREES MERCURY FINANCE CO........          4
        500        METRIS COS, INC...................         17
      2,600        THE MONEY STORE, INC..............         55
                                                        --------
                                                           1,407
                                                        --------
                  PERSONNEL SUPPLY SERVICES--0.24%
      4,983        DEGREES ACCUSTAFF, INC............        115
      1,200        DEGREES ALTERNATIVE RESOURCES
                    CORP.............................         28
      1,200        DEGREES CDI CORP..................         55
      6,000        DEGREES EMPLOYEE SOLUTIONS, INC...         26
      3,400        DEGREES INTERIM SERVICES, INC.....         88
      2,300        KELLY SERVICES, INC (CLASS A).....         69
      4,400        MANPOWER, INC.....................        155
      9,300        NEWELL COS, INC...................        395
      1,100        NORRELL CORP......................         22
      4,114        OLSTEN CORP.......................         62
      1,100        DEGREES REGISTRY, INC.............         50
      5,400        DEGREES ROBERT HALF INTERNATIONAL,
                    INC..............................        216
        900        DEGREES VOLT INFORMATION SCIENCES,
                    INC..............................         48
                                                        --------
                                                           1,329
                                                        --------
                  PETROLEUM AND PETROLEUM
                   PRODUCTS--0.18%
     17,461        ENRON CORP........................        726
      8,600        DEGREES HARKEN ENERGY CORP........         60
      2,500        LYONDELL PETROCHEMICAL CO.........         66
      2,800        DEGREES NATIONAL-OILWELL, INC.....         96
      2,800        QUAKER STATE OIL REFINING CORP....         40
                                                        --------
                                                             988
                                                        --------
                  PETROLEUM REFINING--1.16%
     19,000        ATLANTIC RICHFIELD CO.............      1,522
     39,600        CHEVRON CORP......................      3,049
        600        FINA, INC (CLASS A)...............         38
      2,600        MURPHY OIL CORP...................        141
      2,700        PENNZOIL CO.......................        180
      4,200        SUN CO, INC.......................        177
      9,748        TOSCO CORP........................        369
      5,326        ULTRAMAR DIAMOND SHAMROCK CORP....        170
     14,689        UNOCAL CORP.......................        570
      2,400        VALERO ENERGY CORP................         75
                                                        --------
                                                           6,291
                                                        --------
                  PHOTOGRAPHIC EQUIPMENT AND
                   SUPPLIES--0.51%
     19,500        EASTMAN KODAK CO..................      1,186
      2,400        POLAROID CORP.....................        117
     19,700        XEROX CORP........................      1,454
                                                        --------
                                                           2,757
                                                        --------
                  PIPELINES, EXCEPT NATURAL
                   GAS--0.03%
      3,800        MAPCO, INC........................        176
                                                        --------

                  PLASTICS MATERIALS AND
                   SYNTHETICS--0.89%
     69,300        DU PONT (E.I.) DE NEMOURS & CO....      4,162
      4,400        EASTMAN CHEMICAL CO...............        262
      2,850        HANNA (M.A.) CO...................         72
      5,700        HERCULES, INC.....................        285
      2,600        LAWTER INTERNATIONAL, INC.........         28
      2,000        WELLMAN, INC......................         39
                                                        --------
                                                           4,848
                                                        --------
                  PLUMBING AND HEATING, EXCEPT
                   ELECTRIC--0.10%
      9,800        MASCO CORP........................        499
      8,100        ROHN INDUSTRIES, INC..............         42
                                                        --------
                                                             541
                                                        --------
                  POULTRY AND EGGS--0.04%
      9,600        TYSON FOODS, INC..................        197
                                                        --------

                  PRESERVED FRUITS AND
                   VEGETABLES--0.89%
     15,600        CAMPBELL SOUP CO..................        907
      3,866        DEGREES CASTLE & COOKE, INC.......         65
      2,800        DOLE FOOD, INC....................        128
     22,200        HEINZ (H.J.) CO...................      1,128
      2,700        HORMEL FOODS CORP.................         88
     18,601        RJR NABISCO HOLDINGS CORP.........        698

                       See notes to financial statements.

                                                         VALUE
   SHARES                                                (000)
 ----------                                             --------
                  PRESERVED FRUITS AND
                   VEGETABLES--(continued)
     29,200        SARA LEE CORP.....................   $  1,644
      6,800        WHITMAN CORP......................        177
                                                        --------
                                                           4,835
                                                        --------
                  PRIMARY NONFERROUS METALS--0.26%
      3,100        DEGREES ALUMAX, INC...............        105
      9,400        ALUMINUM CO OF AMERICA............        662
      2,600        ASARCO, INC.......................         58
      3,400        PHELPS DODGE CORP.................        212
      1,500        PRECISION CAST PARTS CORP.........         90
      4,200        REYNOLDS METALS CO................        252
      1,500        DEGREES TITANIUM METALS CORP......         43
                                                        --------
                                                           1,422
                                                        --------
                  PRODUCERS, ORCHESTRAS,
                   ENTERTAINERS--0.02%
      2,300        DEGREES WESTWOOD ONE, INC.........         85
                                                        --------

                  PRODUCTS OF PURCHASED GLASS--0.03%
      3,300        DEGREES GENTEX CORP...............         89
      1,300        DEGREES MEDIMMUNE, INC............         56
                                                        --------
                                                             145
                                                        --------
                  PROFESSIONAL AND COMMERCIAL
                   EQUIPMENT--0.09%
      1,900        DEGREES CHS ELECTRONICS, INC......         33
      1,600        DEGREES GULF SOUTH MEDICAL SUPPLY,
                    INC..............................         60
      2,900        DEGREES INGRAM MICRO, INC
                    (CLASS A)........................         84
      4,400        OWENS & MINOR, INC................         64
      1,900        DEGREES PATTERSON DENTAL CO.......         86
      1,600        DEGREES SPINE-TECH, INC...........         82
      2,500        DEGREES TECH DATA CORP............         97
                                                        --------
                                                             506
                                                        --------
                  RADIO AND TELEVISION
                   BROADCASTING--0.37%
      1,300        DEGREES AMERICAN RADIO SYSTEMS
                    CORP.............................         69
        900        BHC COMMUNICATIONS, INC
                    (CLASS A)........................        117
      3,550        DEGREES CHANCELLOR MEDIA CORP
                    (CLASS A)........................        265
      1,503        DEGREES CHRIS CRAFT INDUSTRIES,
                    INC..............................         79
      3,400        DEGREES CLEAR CHANNEL
                    COMMUNICATIONS, INC..............        270
      2,354        GAYLORD ENTERTAINMENT CO..........         75
      1,100        DEGREES HEFTEL BROADCASTING CORP
                    (CLASS A)........................         51
      2,500        DEGREES JACOR COMMUNICATIONS,
                    INC..............................        133
      1,400        DEGREES JACOR COMMUNICATIONS, INC
                    WTS 9/18/01......................          9
      1,200        DEGREES LIN TELEVISION CORP.......         65
        600        UNITED TELEVISION, INC............         62
        500        DEGREES UNIVISION COMMUNICATIONS,
                    INC..............................         35
      4,300        DEGREES VIACOM, INC (CLASS A).....        176
     14,400        DEGREES VIACOM, INC (CLASS B).....        597
                                                        --------
                                                           2,003
                                                        --------
                  RADIO, TELEVISION, AND COMPUTER
                   STORES--0.14%
      2,100        DEGREES BEST BUY, INC.............         77
      5,800        CIRCUIT CITY STORES-CIRCUIT CITY
                    GROUP............................        206
      5,400        DEGREES COMPUSA, INC..............        167
      9,500        DEGREES INFORMIX CORP.............         45
      3,000        DEGREES MUSICLAND STORES CORP.....         22
      6,400        TANDY CORP........................        247
                                                        --------
                                                             764
                                                        --------
                  RAILROADS--0.66%
      9,240        BURLINGTON NORTHERN SANTA FE
                    CORP.............................        859
     12,900        CSX CORP..........................        697
        100        FLORIDA EAST COAST INDUSTRIES,
                    INC..............................         10
      2,500        IES INDUSTRIES, INC...............         92
      4,500        ILLINOIS CENTRAL CORP SERIES A....        153
      6,600        KANSAS CITY SOUTHERN INDUSTRIES,
                    INC..............................        210
     22,600        NORFOLK SOUTHERN CORP.............        696
     13,082        UNION PACIFIC CORP................        817
      3,500        DEGREES WISCONSIN CENTRAL TRANSIT
                    CORP.............................         82
                                                        --------
                                                           3,616
                                                        --------
                  REAL ESTATE OPERATORS AND
                   LESSORS--0.05%
      4,000        ROUSE CO..........................        131
      2,800        WEINGARTEN REALTY INVESTORS, INC..        125
                                                        --------
                                                             256
                                                        --------
                  REFRIGERATION AND SERVICE
                   MACHINERY--0.12%
      4,600        DEGREES AMERICAN STANDARD COS,
                    INC..............................        176
      1,952        DEGREES CULLIGAN WATER
                    TECHNOLOGIES, INC................         98
      1,400        EASTERN ENTERPRISES CO............         63
      2,000        TECUMSEH PRODUCTS CO (CLASS A)....         98
      4,350        DEGREES U.S. FILTER CORP..........        130
      2,600        YORK INTERNATIONAL CORP...........        103
                                                        --------
                                                             668
                                                        --------
                  RENTAL OF RAILROAD CARS--0.02%
      1,600        GATX CORP.........................        116
                                                        --------

                  RESEARCH AND TESTING
                   SERVICES--0.12%
      2,400        DEGREES ADVANCED TISSUE SCIENCE
                    CO...............................         30
      2,200        DEGREES AGOURON PHARMACEUTICALS,
                    INC..............................         65
      2,600        DEGREES CEPHALON, INC.............         30
      4,550        DEGREES CLINTRIALS, INC...........         36
      2,100        DEGREES COLUMBIA LABORATORIES,
                    INC..............................         33
      2,000        DEGREES HUMAN GENOME SCIENCES,
                    INC..............................         80
      2,500        DEGREES ICOS CORP.................         46
      1,100        DEGREES IDEC PHARMACEUTICALS
                    CORP.............................         38
      1,200        DEGREES INCYTE PHARMACEUTICALS,
                    INC..............................         54
      3,600        DEGREES ISIS PHARMACEUTICALS,
                    INC..............................         44
      6,252        DEGREES LABORATORY CORP OF AMERICA
                    HOLDINGS.........................         11

                       See notes to financial statements.

                                                         VALUE
   SHARES                                                (000)
 ----------                                             --------
                  RESEARCH AND TESTING
                   SERVICES--(continued)
        260        DEGREES LABORATORY CORP OF AMERICA
                    HOLDINGS WTS 4/28/00.............   $      0
      2,500        DEGREES LIPOSOME CO, INC..........         12
      8,500        DEGREES NEUROMEDICAL SYSTEMS,
                    INC..............................         24
      1,300        DEGREES THERMO CARDIOSYSTEMS,
                    INC..............................         35
        800        DEGREES THERMOTREX CORP...........         18
      2,000        DEGREES TRANSKARYOTIC THERAPIES,
                    INC..............................         70
                                                        --------
                                                             626
                                                        --------
                  RESIDENTIAL BUILDING
                   CONSTRUCTION--0.07%
      5,206        CLAYTON HOMES, INC................         94
      3,900        HORTON (D.R.), INC................         68
      2,700        KAUFMAN & BROAD HOME CORP.........         61
      2,400        DEGREES TOLL BROTHERS, INC........         64
      3,900        DEGREES WALTER INDUSTRIES, INC....         80
                                                        --------
                                                             367
                                                        --------
                  RETAIL STORES, NEC--0.02%
      2,500        DEGREES PETCO ANIMAL SUPPLIES,
                    INC..............................         60
      6,400        DEGREES PETSMART, INC.............         46
      3,400        DEGREES SUNGLASS HUT
                    INTERNATIONAL, INC...............         21
                                                        --------
                                                             127
                                                        --------
                  SAND AND GRAVEL--0.02%
      3,400        CALMAT CO.........................         95
                                                        --------
                  SANITARY SERVICES--0.42%
      6,000        DEGREES ALLIED WASTE INDUSTRIES,
                    INC..............................        140
     12,100        BROWNING FERRIS INDUSTRIES, INC...        448
      7,000        DEGREES LAIDLAW ENVIRONMENTAL
                    SERVICES, INC....................         34
      3,700        OGDEN CORP........................        104
     18,800        DEGREES REPUBLIC INDUSTRIES,
                    INC..............................        438
     10,297        DEGREES U.S.A. WASTE SERVICES,
                    INC..............................        404
     26,670        WASTE MANAGEMENT, INC.............        733
                                                        --------
                                                           2,301
                                                        --------
                  SAVINGS INSTITUTIONS--0.76%
      3,500        ALBANK FINANCIAL CORP.............        180
      2,500        ASTORIA FINANCIAL CORP............        139
      2,300        BANK UNITED CORP (CLASS A)........        113
        900        CFX CORP..........................         27
      4,249        CHARTER ONE FINANCIAL, INC........        268
      3,200        CHEMFIRST, INC....................         90
      1,300        DEGREES COAST SAVINGS FINANCIAL,
                    INC..............................         89
      2,550        COMMERCIAL FEDERAL CORP...........         91
      6,100        DIME BANCORP, INC.................        185
        500        DOWNEY FINANCIAL CORP.............         14
      3,400        DEGREES GOLDEN STATE BANCORP,
                    INC..............................        127
      2,800        GOLDEN WEST FINANCIAL CORP........        274
      5,800        H.F. AHMANSON & CO................        388
      2,300        LONG ISLAND BANCORP, INC..........        114
      2,850        MAF BANCORP, INC..................        101
      2,100        NEW YORK BANCORP, INC.............         83
      2,400        DEGREES OCWEN FINANCIAL CORP......         61
      2,300        PEOPLES BANK OF BRIDGEPORT CO.....         87
      4,000        ROSLYN BANCORP, INC...............         93
      7,450        SOVEREIGN BANCORP, INC............        155
      4,875        ST. PAUL BANCORP, INC.............        128
      4,800        TCF FINANCIAL CORP................        163
      3,267        WASHINGTON FEDERAL, INC...........        103
     15,059        WASHINGTON MUTUAL, INC............        961
      1,700        WEBSTER FINANCIAL CORP............        113
                                                        --------
                                                           4,147
                                                        --------
                  SAWMILLS AND PLANING MILLS--0.22%
      2,600        BOISE CASCADE CORP................         79
      5,800        LOUISIANA PACIFIC CORP............        110
      2,000        RAYONIER, INC.....................         85
      3,400        TEMPLE-INLAND, INC................        178
     11,400        WEYERHAEUSER CO...................        559
      6,200        WILLAMETTE INDUSTRIES, INC........        200
                                                        --------
                                                           1,211
                                                        --------
                  SCHOOLS AND EDUCATIONAL SERVICES,
                   NEC--0.02%
      2,200        DEGREES APOLLO GROUP, INC
                    (CLASS A)........................        104
                                                        --------

                  SCREW MACHINE PRODUCTS, BOLTS,
                   ETC.--0.05%
      4,260        HUBBELL, INC (CLASS B)............        210
      1,900        TRIMAS CORP.......................         65
                                                        --------
                                                             275
                                                        --------
                  SEARCH AND NAVIGATION
                   EQUIPMENT--0.23%
      1,400        PRIMEX TECHNOLOGIES, INC..........         47
      6,228        RAYTHEON CO (CLASS A).............        307
     14,100        RAYTHEON CO (CLASS B).............        712
      4,200        SENSORMATIC ELECTRONICS CORP......         69
      1,600        DEGREES TRACOR, INC...............         49
      3,900        DEGREES TRIMBLE NAVIGATION LTD....         85
                                                        --------
                                                           1,269
                                                        --------
                  SECURITY AND COMMODITY
                   SERVICES--0.31%
      2,800        DEGREES AMRESCO, INC..............         85
      3,100        FINANCIAL SECURITY ASSURANCE
                    HOLDINGS LTD.....................        150
      5,050        FRANKLIN RESOURCES, INC...........        439
      4,422        FULTON FINANCIAL CORP.............        144
      3,400        PIONEER GROUP, INC................         96
      3,100        PRICE (T. ROWE) ASSOCIATES, INC...        195
        700        SEI INVESTMENT CO.................         29
      3,700        TRANSAMERICA CORP.................        394
      4,700        UNITED ASSET MANAGEMENT CORP......        115
                                                        --------
                                                           1,647
                                                        --------
                  SECURITY BROKERS AND DEALERS--0.97%
      9,024        BEAR STEARNS COS, INC.............        429
        800        DONALDSON, LUFKIN, & JENRETTE,
                    INC..............................         64
      5,750        EDWARDS (A.G.), INC...............        229
      1,300        DEGREES HAMBRECHT & QUIST GROUP...         47
        600        DEGREES JEFFERIES GROUP, INC......         25
      1,733        DEGREES LEGG MASON, INC...........         97
      7,800        LEHMAN BROTHERS HOLDINGS, INC.....        398
     20,400        MERRILL LYNCH & CO, INC...........      1,488
      1,300        MORGAN KEEGAN, INC................         33
     27,155        MORGAN STANLEY, DEAN WITTER,
                    DISCOVER.........................      1,606

                       See notes to financial statements.

                                                         VALUE
   SHARES                                                (000)
 -----------                                            --------
                  SECURITY BROKERS AND
                   DEALERS--(continued)
      6,900        PAINE WEBBER GROUP, INC...........   $    238
      1,800        QUICK & REILLY GROUP, INC.........         77
      1,900        RAYMOND JAMES FINANCIAL, CORP.....         75
     11,100        SCHWAB (CHARLES) CORP.............        466
                                                        --------
                                                           5,272
                                                        --------

                  SHIP AND BOAT BUILDING AND
                   REPAIRING--0.08%
      3,500        GENERAL DYNAMICS CORP.............        303
      1,252        DEGREES HALTER MARINE GROUP,
                    INC..............................         36
      2,900        NEWPORT NEWS SHIPBUILDING, INC....         74
                                                        --------
                                                             413
                                                        --------
                  SHOE STORES--0.04%
      2,050        DEGREES JUST FOR FEET, INC........         27
      2,624        DEGREES PAYLESS SHOESOURCE, INC...        176
                                                        --------
                                                             203
                                                        --------
                  SOAP, CLEANERS, AND TOILET
                   GOODS--1.79%
      1,800        ALBERTO CULVER CO (CLASS B).......         58
      7,400        AVON PRODUCTS, INC................        454
      2,700        CHURCH & DWIGHT CO, INC...........         76
      4,400        CLOROX CO.........................        348
     17,400        COLGATE PALMOLIVE CO..............      1,279
      7,000        DIAL CORP.........................        146
      3,500        ECOLAB, INC.......................        194
      6,100        INTERNATIONAL FLAVORS &
                    FRAGRANCES, INC..................        314
      2,200        LAUDER (ESTEE) CO (CLASS A).......        113
     82,800        PROCTER & GAMBLE CO...............      6,608
        800        DEGREES REVLON, INC (CLASS A).....         28
      4,500        SAFETY-KLEEN CORP.................        123
        600        DEGREES USA DETERGENTS, INC.......          5
                                                        --------
                                                           9,746
                                                        --------
                  SOCIAL SERVICES, NEC--0.03%
      2,977        INTEGRATED HEALTH SERVICES, INC...         93
      3,300        DEGREES SUN HEALTHCARE GROUP,
                    INC..............................         64
                                                        --------
                                                             157
                                                        --------
                  SPECIAL INDUSTRY MACHINERY--0.28%
     22,200        DEGREES APPLIED MATERIALS, INC....        669
      3,542        DEGREES COOPER CAMERON CORP.......        216
      1,200        DEGREES ETEC SYSTEMS, INC.........         56
      2,500        FOSTER WHEELER CORP...............         68
      1,400        DEGREES IONICS, INC...............         55
      2,100        DEGREES KULICHE & SOFFA
                    INDUSTRIES, INC..................         39
      1,800        DEGREES LAM RESEARCH CORP.........         53
      2,000        DEGREES NOVELLUS SYSTEMS, INC.....         65
      1,600        DEGREES OAKLEY, INC...............         15
      2,700        DEGREES PHOTRONICS, INC...........         65
      2,000        DEGREES PRESSTEK, INC.............         52
      1,000        DEGREES PRI AUTOMATION, INC.......         29
      1,200        DEGREES THERMO FIBERTEK, INC......         15
      2,400        DEGREES ULTRATECH STEPPER, INC....         48
      1,700        DEGREES ZEBRA TECHNOLOGY CORP.....         51
                                                        --------
                                                           1,496
                                                        --------
                  STRUCTURAL CLAY PRODUCTS--0.01%
      3,900        DEGREES DAL-TILE INTERNATIONAL,
                    INC..............................         48
                                                        --------
                  SUBDIVIDERS AND DEVELOPERS--0.02%
      4,800        DEGREES CATELLUS DEVELOPMENT
                    CORP.............................         96
                                                        --------
                  SUGAR AND CONFECTIONERY
                   PRODUCTS--0.17%
      5,700        HERSHEY FOODS CORP................        353
      1,100        TOOTSIE ROLL INDUSTRIES, INC......         69
      6,000        WRIGLEY (WM) JR CO................        477
                                                        --------
                                                             899
                                                        --------
                  SURETY INSURANCE--0.15%
      2,100        DEGREES AMERIN CORP...............         59
        900        CAPITAL RE CORP...................         56
      1,800        CAPMAC HOLDINGS, INC..............         63
      1,800        CMAC INVESTMENT CORP..............        109
      1,600        ENHANCE FINANCIAL SERVICES GROUP,
                    INC..............................         95
      6,900        MGIC INVESTMENT CORP..............        459
                                                        --------
                                                             841
                                                        --------
                  TELEPHONE COMMUNICATIONS--6.96%
      7,766        DEGREES 360 COMMUNICATIONS CO.....        157
      1,150        DEGREES ACC CORP..................         58
     30,600        DEGREES AIRTOUCH COMMUNICATIONS,
                    INC..............................      1,272
     11,200        ALLTEL CORP.......................        460
     33,000        AMERITECH CORP....................      2,657
      5,800        DEGREES ARCH COMMUNICATIONS GROUP,
                    INC..............................         30
     98,700        AT & T CORP.......................      6,045
     47,255        BELL ATLANTIC CORP................      4,300
     60,100        BELLSOUTH CORP....................      3,384
      3,750        DEGREES BRIGHTPOINT, INC..........         52
      2,700        DEGREES BROOKS FIBER PROPERTIES,
                    INC..............................        149
      3,500        CENTURY TELEPHONE ENTERPRISES,
                    INC..............................        174
      8,000        CINCINNATI BELL, INC..............        248
      1,300        DEGREES COMMONWEALTH TELEPHONE
                    ENTERPRISES......................         34
      9,200        FRONTIER CORP.....................        221
     57,500        GTE CORP..........................      3,004
      2,200        DEGREES HIGHWAYMASTER
                    COMMUNICATIONS, INC..............         13
      2,000        DEGREES IXC COMMUNICATIONS, INC...         63
      7,224        DEGREES LCI INTERNATIONAL, INC....        222
     39,591        LUCENT TECHNOLOGIES, INC..........      3,162
     36,100        MCI COMMUNICATIONS CORP...........      1,546
      3,900        DEGREES MOBILE TELECOMMUNICATIONS
                    TECHNOLOGIES CORP................         86
     13,400        DEGREES NEXTEL COMMUNICATIONS, INC
                    (CLASS A)........................        348
      2,100        DEGREES NTL, INC..................         59
      2,300        DEGREES OMNIPOINT CORP............         53
        900        DEGREES PACIFIC GATEWAY EXCHANGE,
                    INC..............................         48
      2,600        DEGREES POWERTEL, INC.............         44
      1,100        DEGREES PREMIERE TECHNOLOGIES,
                    INC..............................         30
      1,200        DEGREES RCN CORP..................         41
     55,909        SBC COMMUNICATIONS, INC...........      4,095
      3,600        SOUTHERN NEW ENGLAND
                    TELECOMMUNICATIONS CORP..........        181
     26,000        SPRINT CORP.......................      1,524
      2,800        DEGREES TEL-SAVE HOLDINGS, INC....         56
      3,460        TELEPHONE & DATA SYSTEMS, INC.....        161
      2,000        DEGREES TELEPORT COMMUNICATIONS
                    GROUP, INC (CLASS A).............        110
      2,100        DEGREES U.S. CELLULAR CORP........         65

                       See notes to financial statements.

                                                         VALUE
   SHARES                                                (000)
 ----------                                             --------
                  TELEPHONE
                   COMMUNICATIONS--(continued)
     28,600        U.S. WEST COMMUNICATIONS GROUP,
                    INC..............................   $  1,291
     36,700        DEGREES U.S. WEST MEDIA GROUP,
                    INC..............................      1,060
      2,700        DEGREES VANGUARD CELLULAR SYSTEMS,
                    INC..............................         34
      2,500        DEGREES WEST TELESERVICES CORP....         30
      2,400        DEGREES WINSTAR COMMUNICATIONS,
                    INC..............................         60
     40,492        DEGREES WORLDCOM, INC.............      1,198
                                                        --------
                                                          37,825
                                                        --------
                  TIRES AND INNER TUBES--0.18%
      1,800        BANDAG, INC.......................         96
      4,600        COOPER TIRE & RUBBER CO...........        112
      4,550        GOODRICH (B.F.) CO................        189
      9,000        GOODYEAR TIRE & RUBBER CO.........        573
                                                        --------
                                                             970
                                                        --------
                  TITLE INSURANCE--0.03%
        200        DEGREES ALLEGHANY CORP
                    (DELAWARE).......................         57
      1,300        FIRST AMERICAN FINANCIAL CORP.....         96
                                                        --------
                                                             153
                                                        --------
                  TOYS AND SPORTING GOODS--0.19%
      4,600        CALLAWAY GOLF CO..................        131
      1,100        DEGREES GALOOB TOYS, INC..........         11
      6,800        HASBRO, INC.......................        214
      2,300        K2, INC...........................         52
     17,393        MATTEL, INC.......................        621
                                                        --------
                                                           1,029
                                                        --------
                  TRUCKING AND COURIER SERVICES,
                   EXCEPT AIR--0.11%
      2,500        DEGREES AMERICAN FREIGHTWAYS
                    CORP.............................         25
      1,400        CALIBER SYSTEM, INC...............         68
      2,900        CNF TRANSPORTATION, INC...........        111
      5,750        DEGREES CONSOLIDATED FREIGHTWAYS
                    CORP.............................         78
        500        DEGREES HEARTLAND EXPRESS, INC....         13
      1,800        HUNT (J.B.) TRANSPORT SERVICES,
                    INC..............................         34
      2,200        ROADWAY EXPRESS, INC..............         49
      1,500        DEGREES SWIFT TRANSPORTATION CO,
                    INC..............................         49
      2,100        US FREIGHTWAYS CORP...............         68
      2,600        WERNER ENTERPRISES, INC...........         53
      1,500        DEGREES YELLOW CORP...............         38
                                                        --------
                                                             586
                                                        --------
                  VARIETY STORES--0.21%
      2,800        DEGREES BJS WHOLESALE CLUB, INC...         88
      5,393        DEGREES CONSOLIDATED STORES
                    CORP.............................        237
      1,800        DEGREES DOLLAR TREE STORES, INC...         74
      3,800        FAMILY DOLLAR STORES, INC.........        111
      1,900        DEGREES HOMEBASE, INC.............         15
     29,000        DEGREES K MART CORP...............        335
      1,400        DEGREES MAC FRUGALS BARGAINS
                    CLOSE-OUTS, INC..................         58
      2,900        DEGREES SHOPKO STORES, INC........         63
      7,100        DEGREES WOOLWORTH CORP............        145
                                                        --------
                                                           1,126
                                                        --------
                  VIDEO TAPE RENTAL--0.00%
      2,100        DEGREES HOLLYWOOD ENTERTAINMENT
                    CORP.............................         22
                                                        --------
                  VOCATIONAL SCHOOLS--0.02%
      2,300        DEGREES DEVRY, INC................         73
        800        DEGREES LEARNING TREE
                    INTERNATIONAL, INC...............         23
                                                        --------
                                                              96
                                                        --------
                  WATER SUPPLY--0.03%
      4,400        AMERICAN WATER WORKS CO, INC......        120
      3,500        UNITED WATER RESOURCES, INC.......         68
                                                        --------
                                                             188
                                                        --------
                  WATER TRANSPORTATION OF FREIGHT,
                   NEC--0.01%
      1,800        DEGREES KIRBY CORP................         35
                                                        --------

                  WATER TRANSPORTATION
                   SERVICES--0.03%
      3,200        TIDEWATER, INC....................        176
                                                        --------

                  WOMEN'S ACCESSORY AND SPECIALTY
                   STORES--0.08%
      3,350        CLAIRES STORES, INC...............         65
      1,000        DEGREES GOODYS FAMILY CLOTHING,
                    INC..............................         27
     12,846        LIMITED, INC......................        328
                                                        --------
                                                             420
                                                        --------
                  WOMEN'S AND MISSES'
                   OUTERWEAR--0.05%
      2,100        DEGREES JONES APPAREL GROUP,
                    INC..............................         90
      4,300        LIZ CLAIBORNE, INC................        180
                                                        --------
                                                             270
                                                        --------
                  WOMEN'S CLOTHING STORES--0.03%
      1,600        DEGREES ANN TAYLOR STORES CORP....         21
      7,400        DEGREES CHARMING SHOPPES, INC.....         35
      4,400        INTIMATE BRANDS, INC (CLASS A)....        106
        900        TALBOTS, INC......................         16
                                                        --------
                                                             178
                                                        --------
                  WOOD BUILDINGS AND MOBILE
                   HOMES--0.01%
      3,500        DEGREES CHAMPION ENTERPRISES,
                    INC..............................         72
                                                        --------

                  YARN AND THREAD MILLS--0.04%
      3,000        RUDDICK CORP......................         52
      3,700        UNIFI, INC........................        151
                                                        --------
                                                             203
                                                        --------
                   TOTAL COMMON STOCK
                   (Cost $397,604)...................    542,473
                                                        --------
 PRINCIPAL
 ---------
                   SHORT TERM INVESTMENTS--0.33%
                 U.S. GOVERNMENT & AGENCIES--0.33%
 $1,800,000        FEDERAL HOME LOAN BANK
                    4.900 1/7/98.....................      1,798
                                                        --------
                   TOTAL SHORT TERM INVESTMENTS
                   (Cost $1,799).....................      1,798
                                                        --------
                   TOTAL PORTFOLIO
                   (Cost $399,428)...................   $544,299
                                                        ========

---------------
DEGREES Non-income producing
x In bankruptcy

                       See notes to financial statements.

                  TEACHERS INSURANCE AND
                  ANNUITY ASSOCIATION
[TIAA LOGO]       730 Third Avenue                                                                                    STANDARD
                  New York, NY 10017-3206                                                                            US POSTAGE
                                                                                                                        PAID
                                                                                                                     TIAA-CREF

(RECYCLE LOGO)
     Printed on recycled paper
      VA-1AFIN-2/98